PUTNAM HARTFORD CAPITAL ACCESS
SEPARATE ACCOUNT TEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-521-0538                                    [THE HARTFORD LOGO]
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This prospectus describes information you should know before you purchase Series
II of the Putnam Hartford Capital Access variable annuity. Please read it carefully.

Putnam Hartford Capital Access variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Opportunities Fund of Putnam Variable Trust

- PUTNAM DISCOVERY GROWTH SUB-ACCOUNT (formerly Putnam Voyager Fund II Sub-Account) which purchases Class IB shares of Putnam VT Discovery Growth Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM EQUITY INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Equity Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IB shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IB shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IB shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MID CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Mid Cap Value Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IB shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IB shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IB shares of Putnam VT Voyager Fund of Putnam Variable Trust

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC").

We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http:/www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2003
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2003

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
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FEE TABLES                                                                    6
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HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 10
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            10
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  The Separate Account                                                       10
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  The Funds                                                                  10
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PERFORMANCE RELATED INFORMATION                                              13
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THE CONTRACT                                                                 13
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  Purchases and Contract Value                                               13
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  Charges and Fees                                                           15
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  Principal First                                                            16
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  Death Benefit                                                              18
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  Surrenders                                                                 24
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ANNUITY PAYOUTS                                                              26
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OTHER PROGRAMS AVAILABLE                                                     28
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            29
--------------------------------------------------------------------------------
  Legal Matters                                                              29
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  More Information                                                           30
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FEDERAL TAX CONSIDERATIONS                                                   30
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     35
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           36
--------------------------------------------------------------------------------
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     40
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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  46
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Hartford. The assets in the General Account are available to the creditors of Hartford.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
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HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a
capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

                                          IF YOU CHOOSE  IF YOU CHOOSE
                                            THE ASSET     THE PREMIUM
                                           PROTECTION     PROTECTION
                                          DEATH BENEFIT  DEATH BENEFIT
----------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                      $30            $30
----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  percentage of average daily
  Sub-Account Value)
    Mortality and Expense Risk Charge          1.50%          1.50%
----------------------------------------------------------------------
    Administrative Charge                      0.15%          0.15%
----------------------------------------------------------------------
    Total Separate Account Annual                  %              %
     Expenses                                  1.65           1.65
----------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of
  average daily Sub-Account Value)
    MAV/EPB Death Benefit Charge (2)           0.30%          0.30%
----------------------------------------------------------------------
    Principal First Charge                     0.35%          0.35%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses with all optional charges        2.30%          2.30%
----------------------------------------------------------------------

(1) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(2) Not available for Contracts issued in New York or Washington. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in New York or Washington. The charge is 0.30% of average daily Sub-Account Value.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                          Minimum Maximum
------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)  0.73%   1.81%
------------------------------------------------------

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                        As of the Fund's Year Fiscal End
                    (As a percentage of average net assets)

                                                                      TOTAL ANNUAL
                                                                          FUND
                                MANAGEMENT                   OTHER     OPERATING
                                   FEES     12B-1 FEES (2)  EXPENSES    EXPENSES
----------------------------------------------------------------------------------
Putnam VT American Government
  Income Fund                     0.65%         0.25%        0.09%       0.99%
----------------------------------------------------------------------------------
Putnam VT Capital Appreciation
  Fund                            0.65%         0.25%        0.48%       1.38%
----------------------------------------------------------------------------------
Putnam VT Capital
  Opportunities Fund (1)          0.65%         0.25%        0.74%       1.64%
----------------------------------------------------------------------------------
Putnam VT Discovery Growth
  Fund                            0.70%         0.25%        0.86%       1.81%
----------------------------------------------------------------------------------
Putnam VT Diversified Income
  Fund                            0.69%         0.25%        0.13%       1.07%
----------------------------------------------------------------------------------
Putnam VT Equity Income Fund
  (1)                             0.65%         0.25%        0.67%       1.57%
----------------------------------------------------------------------------------
Putnam VT The George Putnam
  Fund of Boston                  0.64%         0.25%        0.11%       1.00%
----------------------------------------------------------------------------------
Putnam VT Growth and Income
  Fund                            0.48%         0.25%        0.04%       0.77%
----------------------------------------------------------------------------------
Putnam VT Growth Opportunities
  Fund                            0.70%         0.25%        0.26%       1.21%
----------------------------------------------------------------------------------
Putnam VT Health Sciences Fund    0.70%         0.25%        0.13%       1.08%
----------------------------------------------------------------------------------
Putnam VT High Yield Fund         0.68%         0.25%        0.10%       1.03%
----------------------------------------------------------------------------------
Putnam VT Income Fund             0.59%         0.25%        0.09%       0.93%
----------------------------------------------------------------------------------
Putnam VT Investors Fund          0.63%         0.25%        0.09%       0.97%
----------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
  (1)                             0.70%         0.25%        0.45%       1.40%
----------------------------------------------------------------------------------
Putnam VT Money Market Fund       0.40%         0.25%        0.08%       0.73%
----------------------------------------------------------------------------------
Putnam VT New Opportunities
  Fund                            0.57%         0.25%        0.06%       0.88%
----------------------------------------------------------------------------------
Putnam VT New Value Fund          0.69%         0.25%        0.09%       1.03%
----------------------------------------------------------------------------------
Putnam VT OTC & Emerging
  Growth Fund                     0.70%         0.25%        0.20%       1.15%
----------------------------------------------------------------------------------
Putnam VT Research Fund           0.65%         0.25%        0.13%       1.03%
----------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund    0.80%         0.25%        0.12%       1.17%
----------------------------------------------------------------------------------
Putnam VT Utilities Growth and
  Income Fund                     0.69%         0.25%        0.10%       1.04%
----------------------------------------------------------------------------------
Putnam VT Vista Fund              0.64%         0.25%        0.10%       0.99%
----------------------------------------------------------------------------------
Putnam VT Voyager Fund            0.54%         0.25%        0.06%       0.85%
----------------------------------------------------------------------------------

(1) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2003.

(2) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR THE ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAYBE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD
BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $ 429
---------------------------------------------------------
3 years                                             $1,296
---------------------------------------------------------
5 years                                             $2,176
---------------------------------------------------------
10 years                                            $4,429
---------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $ 421
---------------------------------------------------------
3 years                                             $1,288
---------------------------------------------------------
5 years                                             $2,168
---------------------------------------------------------
10 years                                            $4,421
---------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $ 429
---------------------------------------------------------
3 years                                             $1,296
---------------------------------------------------------
5 years                                             $2,176
---------------------------------------------------------
10 years                                            $4,429
---------------------------------------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is equal to an annual charge that we deduct on a daily basis from your Contract Value invested in the Sub-Accounts. The amount of the charge may differ depending on whether you purchase your Contract with the Asset Protection Death Benefit or the Premium Protection Death Benefit.

MORTALITY AND EXPENSE RISK  MORTALITY AND EXPENSE RISK
    CHARGE WITH ASSET          CHARGE WITH PREMIUM
 PROTECTION DEATH BENEFIT    PROTECTION DEATH BENEFIT
------------------------------------------------------
     1.50%                       1.50%
------------------------------------------------------

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit", which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.
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                                                 HARTFORD LIFE INSURANCE COMPANY
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You must begin to take payouts before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be based on the investment allocation of your Contract in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                  HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING        BASIS OF RATING
--------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           3/10/03              A+   Financial strength
--------------------------------------------------------------------------------------
 Standard & Poor's                      12/31/02             AA-   Financial security
                                                                   characteristics
--------------------------------------------------------------------------------------
 Fitch                                  10/30/02             AA    Claims paying
                                                                   ability
--------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1987 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund pursues its goal by investing mainly in U.S. government bonds, although it ma also invest in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality.

PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.
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HARTFORD LIFE INSURANCE COMPANY
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PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DISCOVERY GROWTH FUND (formerly named "Putnam VT Voyager Fund II") -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund pursues its goal by investing in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MID CAP VALUE FUND -- Seeks capital appreciation and, as a secondary objective, current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in midsized companies. These are of a size similar to those in the Russell Midcap Value Index, a commonly used measure of midsized company performance.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management thinks have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which Putnam Management places on the company, or whose earnings Putnam Management believes are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing
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12
                                                 HARTFORD LIFE INSURANCE COMPANY
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mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.
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HARTFORD LIFE INSURANCE COMPANY
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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.
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14
                                                 HARTFORD LIFE INSURANCE COMPANY
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You and your Annuitant must not be older than age 90 on the date that your
Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight

                                                                              15
HARTFORD LIFE INSURANCE COMPANY
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  delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:
- By calling us at 1-800-521-0538
- Electronically, if available, by the Internet through our website at www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

The following charges and fees are associated with the Contract:

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate from the Sub-Account Value. The amount of the charge may differ depending on whether you elect to purchase your Contract with the Asset Protection Death Benefit or the Premium Protection Death Benefit.

MORTALITY AND EXPENSE RISK  MORTALITY AND EXPENSE RISK
    CHARGE WITH ASSET          CHARGE WITH PREMIUM
 PROTECTION DEATH BENEFIT    PROTECTION DEATH BENEFIT
------------------------------------------------------
     1.50%                       1.50%
------------------------------------------------------

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

16
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit", which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, THE ANNUAL MAINTENANCE FEE, AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts

                                                                              17
HARTFORD LIFE INSURANCE COMPANY
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(the "Benefit Amount"). If you elect this option at a later date, your Contract
Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.

You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.

If you elect Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout
Option until your Benefit Amount is depleted. While you are receiving payments, you may
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                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.
Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-521-0538.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD
DEATH BENEFIT
CHOICES                                                   SUMMARY                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------

Asset Protection Death Benefit            Not available if you elect the Premium    This Death Benefit is the greatest of:
                                          Protection Death Benefit.                 X Contract Value; or
                                          No extra charge.                          X Contract Value PLUS 25% of the total
                                          If you do not elect a Death Benefit, we   Premium Payments excluding any Premium
                                          will issue your Contract with the Asset     Payments we receive within 12 months
                                          Protection Death Benefit.                   of death or after death. Premium
                                          This Death Benefit is called the Loss       Payments are adjusted for any partial
                                          Protection Death Benefit in your            Surrenders; or
                                          Contract.                                 X Contract Value PLUS 25% of your
                                                                                    Maximum Anniversary Value excluding any
                                                                                      Premium Payments we receive within 12
                                                                                      months of death or after death.
                                                                                    This Death Benefit cannot exceed the
                                                                                    greatest of:
                                                                                    X Contract Value; or
                                                                                    X Total Premium Payments adjusted for
                                                                                    any partial Surrenders; or
                                                                                    X Your Maximum Anniversary Value.
----------------------------------------------------------------------------------------------------------------------------

Premium Protection Death Benefit          Not available if you elect the Asset      This Death Benefit is the greater of:
                                          Protection Death Benefit.                 X Contract Value; or
                                          No extra charge.                          X Total Premium Payments you have made
                                          You cannot choose this Death Benefit if   to us minus an adjustment for any
                                          either you or your Annuitant are 76         partial Surrenders.
                                          years old or older.
                                          This Death Benefit is called the Return
                                          of Premium Death Benefit in your
                                          Contract.
----------------------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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
OPTIONAL
DEATH BENEFIT                                             SUMMARY                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------

MAV/EPB Death Benefit                     Optional Death Benefit that is available  If you elect this Death Benefit with the for an additional annual charge equal to  Asset Protection Death Benefit, your
                                          0.30% of your Contract Value invested in  Death Benefit will be the greatest of:
                                          the Sub-Accounts and is deducted daily.   X The Asset Protection Death Benefit
                                          Only available upon purchase.               described above;
                                          May elect in addition to either the       X The total Premium Payments you have
                                          Asset Protection Death Benefit or the     made to us adjusted for any partial
                                          Premium Protection Death Benefit. The       Surrenders;
                                          Death Benefit will be the same            X Your Maximum Anniversary Value; or
                                          regardless of whether you elect the       X The Earnings Protection Benefit.
                                          Asset Protection Death Benefit or the     If you elect this Death Benefit with the
                                          Premium Protection Death Benefit.         Premium Protection Death Benefit, your
                                          You cannot choose this Death Benefit by   Death Benefit will be the greatest of:
                                          itself.                                   X The Premium Protection Death Benefit
                                          You cannot choose this Death Benefit if   described above;
                                          you or your Annuitant are 76 years old    X Your Maximum Anniversary Value; or
                                          or older.                                 X The Earnings Protection Benefit.
----------------------------------------------------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

-  You made an initial Premium Payment of $100,000.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by  Based on the assumptions above, here is how we
finding the greatest of these three values:         would do the actual calculations:
------------------------------------------------------------------------------------------------------
X Contract Value or                                 Contract Value equals $115,000.
------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of the total Premium      $115,000 + [25% (($100,000 - $0) - $8,000)] =
  Payments excluding any Premium Payments we        $138,000
  receive within 12 months of death or after
  death. Premium Payments are adjusted for any
  partial Surrenders; or
------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of your Maximum           $115,000 + [25% ($150,000)] = $152,500.
  Anniversary Value excluding any Premium Payments
  we receive within 12 months of death or after
  death.
------------------------------------------------------------------------------------------------------
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET
PROTECTION DEATH BENEFIT MAXIMUM.
------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed    Based on the assumptions above, here is the
the greatest of:                                    calculation of the Asset Protection Death Benefit
                                                    Maximum:
------------------------------------------------------------------------------------------------------
X Contract Value;                                   - Contract Value is $115,000,
------------------------------------------------------------------------------------------------------
X total Premium Payments you have made to us,       - total Premium Payments you have made to us minus
  adjusted for any partial Surrenders; or           an adjustment for any partial Surrenders
                                                      [$100,000 - $8,000 = $92,000], or
------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value.                   - Your Maximum Anniversary Value is $150,000.
------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
------------------------------------------------------------------------------------------------------

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                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.
The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.

Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit   Based on the assumptions above, here is how we
by finding the greater of these two values:         would do the actual calculations:
------------------------------------------------------------------------------------------------------
X Contract Value; or                                $115,000
------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus  $100,000 - $8,000 = $92,000 an adjustment for any partial Surrenders.
------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in New York or Washington. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.
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The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH BENEFIT  MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset            The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:        Protection Death Benefit or the following two values:
------------------------------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us minus an      - Your Maximum Anniversary Value; or
  adjustment for any partial Surrenders;
------------------------------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value; or                           - The Earnings Protection Benefit, which is discussed below.
------------------------------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is discussed below.
------------------------------------------------------------------------------------------------------------------------------

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-  You made a single Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.
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22
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Based on the assumptions above, this table shows how we would do the calculations:

    MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT         MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
-----------------------------------------------------------------  -----------------------------------------------------------------
Asset Protection Death Benefit     $150,000                        Premium Protection Death           $115,000
(see Example above)                                                Benefit (see Example above)
-----------------------------------------------------------------  -----------------------------------------------------------------
The total Premium Payments you     $100,000 - $8,000 = $92,000     Your Maximum Anniversary           $150,000
have made to us minus an                                           Value; or
adjustment for any partial
Surrenders;
-----------------------------------------------------------------  -----------------------------------------------------------------
Your Maximum Anniversary           $150,000                        The Earnings Protection            Contract Value minus Contract
Value; or                                                          Benefit                            Value on the date you
                                                                                                      purchased your Contract
                                                                                                      [$115,000 - $100,000 =
                                                                                                      $15,000]
                                                                                                      40% of Contract gain plus
                                                                                                      Contract Value [$15,000 X 40%
                                                                                                      = $6,000] + $115,000 =
                                                                                                      $121,000]
-----------------------------------------------------------------  -----------------------------------------------------------------
The Earnings Protection            Contract Value minus Contract   Death Benefit Amount               Because the Maximum
Benefit                            Value on the date you                                              Anniversary Value was the
                                   purchased your Contract                                            greatest of the three values
                                   [$115,000 - $100,000 =                                             compared, the Death Benefit is
                                   $15,000]                                                           $150,000
                                   40% of Contract gain plus
                                   Contract Value [$15,000 X 40%
                                   = $6,000] + $115,000 =
                                   $121,000]
-----------------------------------------------------------------  -----------------------------------------------------------------
Death Benefit Amount               Because the Maximum
                                   Anniversary Value was the
                                   greatest of the four values
                                   compared, the Death Benefit is
                                   $150,000
-----------------------------------------------------------------  -----------------------------------------------------------------

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/ EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN NEW YORK OR WASHINGTON

The Optional Death Benefit is different for Contracts issued in New York or Washington. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is descibed below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of

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HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the
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24
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values

                                                                              25
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Option. Under these options, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

26
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

                                                                              27
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be based on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.
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Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one model at a time.
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HARTFORD LIFE INSURANCE COMPANY
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OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financials Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed
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                                                 HARTFORD LIFE INSURANCE COMPANY
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that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-521-0538 (Contract Owners)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free
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HARTFORD LIFE INSURANCE COMPANY
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exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement
Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and
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                                                 HARTFORD LIFE INSURANCE COMPANY
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the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with
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respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes,
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and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


------------------------------------------------------
GENERAL INFORMATION
------------------------------------------------------
    Safekeeping of Assets
------------------------------------------------------
    Independent Public Accountants
------------------------------------------------------
    Non-Participating
------------------------------------------------------
    Misstatement of Age or Sex
------------------------------------------------------
    Principal Underwriter
------------------------------------------------------
PERFORMANCE RELATED INFORMATION
------------------------------------------------------
    Total Return for all Sub-Accounts
------------------------------------------------------
    Yield for Sub-Accounts
------------------------------------------------------
    Money Market Sub-Accounts
------------------------------------------------------
    Additional Materials
------------------------------------------------------
    Performance Comparisons
------------------------------------------------------
PERFORMANCE TABLES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or
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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.
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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.
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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.
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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [117,403 + 25% ($117,403
  - $8,000) = $144,754].

- The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

- Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed, $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.
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EXAMPLE 2
Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See Below)].

- The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See Below)], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See Below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to Your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

- So, your Asset Protection Death Benefit cannot exceed $120,000.
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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2
Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.
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                                                                              43
HARTFORD LIFE INSURANCE COMPANY
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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to Your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

44
                                                 HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE 2
Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

                                                                              45
HARTFORD LIFE INSURANCE COMPANY
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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2
Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.
- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN
- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN
- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN
- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II of Putnam Hartford Capital Access variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
                  SERIES II OF PUTNAM HARTFORD CAPITAL ACCESS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2003
Date of Statement of Additional Information: May 1, 2003

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

Except as noted in the paragraph below, the financial statements included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of the Separate Account for the year ended
December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $7,244,963; 2001: $18,297,588; and 2000: $58,800,624.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is Yield = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
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PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Putnam Capital Opportunities, Putnam Equity Income and Putnam Mid Cap Value Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                              SUB-ACCOUNT                                                              SINCE
SUB-ACCOUNT                                  INCEPTION DATE       1 YEAR            5 YEAR          10 YEAR          INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income              01/31/2000               4.09%        N/A              N/A                  4.68%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation                    09/28/2000             -26.62%        N/A              N/A                -26.70%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Discovery Growth                        09/28/2000             -33.73%        N/A              N/A                -45.85%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                      09/15/1993               1.17%           -3.12%        N/A                 -0.59%
---------------------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston        05/01/1998             -13.24%        N/A              N/A                 -4.20%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                       02/01/1988             -23.31%           -5.37%            4.74%             6.96%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                    01/31/2000             -33.65%        N/A              N/A                -34.57%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                         05/01/1998             -24.65%        N/A              N/A                 -6.34%
---------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                              02/01/1988              -5.35%           -6.38%            1.15%             2.92%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Income                                  02/01/1988               3.12%            1.00%            2.12%             3.53%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors                               05/01/1998             -28.12%        N/A              N/A                -12.29%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                            02/01/1988              -3.45%           -0.57%           -0.53%             0.42%
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                       05/02/1994             -34.65%           -9.68%        N/A                  1.94%
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Value                               01/02/1997             -19.99%           -1.99%        N/A                  0.58%
---------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                   05/01/1998             -36.33%        N/A              N/A                -22.95%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Research                                10/01/1998             -26.48%        N/A              N/A                 -5.28%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                         05/03/1999             -22.61%        N/A              N/A                  1.59%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income             05/01/1992             -28.33%           -9.16%            0.84%             1.13%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista                                   01/02/1997             -34.74%           -8.31%        N/A                 -4.02%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                 02/01/1988             -30.74%           -5.42%            4.82%             7.74%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                  FUND                                                                 SINCE
SUB-ACCOUNT                                  INCEPTION DATE       1 YEAR            5 YEAR          10 YEAR          INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income               01/31/00                7.09%        N/A              N/A                  7.60%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation                     09/28/00              -23.62%        N/A              N/A                -21.23%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Discovery Growth                         09/28/00              -30.73%        N/A              N/A                -38.22%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                       09/15/93                4.17%            0.18%        N/A                  2.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston         05/01/98              -10.24%        N/A              N/A                 -0.92%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                        02/01/88              -20.31%           -2.49%            6.69%             8.54%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                     01/31/00              -30.65%        N/A              N/A                -29.87%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                          05/01/98              -21.65%        N/A              N/A                 -3.09%
---------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                               02/01/88               -2.35%           -2.90%            3.61%             5.17%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Income                                   02/01/88                6.12%            3.99%            4.83%             5.84%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors                                05/01/98              -25.12%        N/A              N/A                 -8.93%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                             02/01/88               -0.45%            2.41%            2.53%             3.23%
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                        05/02/94              -31.65%           -7.08%        N/A                  3.80%
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Value                                01/02/97              -16.99%            0.89%        N/A                  3.19%
---------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                    05/01/98              -33.33%        N/A              N/A                -18.74%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Research                                 10/01/98              -23.48%        N/A              N/A                 -1.91%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                          05/03/99              -19.61%        N/A              N/A                  4.39%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income              05/01/92              -25.33%           -6.18%            3.06%             3.41%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista                                    01/02/97              -31.74%           -5.76%        N/A                 -1.75%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                  02/01/88              -27.74%           -2.98%            6.60%             9.24%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                       YIELD        EFFECTIVE YIELD
----------------------------------------------------------------------------------------------
Putnam Money Market                                                   -0.82%           -0.82%
----------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                    YIELD
----------------------------------------------------------------------
Putnam American Government Income                              N/A
----------------------------------------------------------------------
Putnam Diversified Income                                      N/A
----------------------------------------------------------------------
Putnam High Yield                                              N/A
----------------------------------------------------------------------
Putnam Income                                                  N/A
----------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company ("the Company"), Separate Account Ten comprising the Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam Voyager II Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, and the Salomon Brothers Variable Total Return Fund, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life Insurance Company, Separate Account Ten as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten (American Government Income Fund, Asia Pacific Growth Fund, Capital Appreciation Fund, Diversified Income Fund, The George Putnam Fund of Boston, Global Asset Allocation Fund, Global Growth Fund, Growth and Income Fund, Growth Opportunities Fund, Health Sciences Fund, High Yield Fund, Income Fund, International Growth Fund, International Growth and Income Fund, International New Opportunities Fund, Investors Fund, Money Market Fund, New Opportunities Fund, New Value Fund, OTC & Emerging Growth Fund, Research Fund, Small Cap Value Fund, Technology Fund, Utilities Growth and Income Fund, Vista Fund, Voyager Fund, Voyager II Fund, Salomon Variable Capital Fund, Salomon Variable High Yield Fund, Salomon Variable Investors Fund and Salomon Variable Total Return Fund sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                PUTNAM VT           PUTNAM VT         PUTNAM VT
                           AMERICAN GOVERNMENT       CAPITAL         DIVERSIFIED
                               INCOME FUND      APPRECIATION FUND    INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -----------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       15,038,266            826,619         23,928,937
      Class IB...........          298,959             37,105            285,145
      Other class........        --                  --                 --
                              ============         ==========       ============
    Cost
      Class IA...........     $175,588,756         $6,173,836       $247,771,121
      Class IB...........        3,466,961            247,386          2,572,639
      Other class........        --                  --                 --
                              ============         ==========       ============
    Market Value
      Class IA...........     $185,722,589         $5,017,576       $204,592,415
      Class IB...........        3,677,192            224,488          2,418,028
      Other class........        --                  --                 --
  Due from Hartford Life
   Insurance Company.....          207,700             66,511             57,076
  Receivable from fund
   shares sold...........        --                  --                 --
  Other assets...........               43                 19                 19
                              ------------         ----------       ------------
  Total Assets...........      189,607,524          5,308,594        207,067,538
                              ------------         ----------       ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        --                  --                 --
  Payable for fund shares
   purchased.............          207,700             66,548             56,337
  Other liabilities......        --                  --                 --
                              ------------         ----------       ------------
  Total Liabilities......          207,700             66,548             56,337
                              ------------         ----------       ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $189,399,824         $5,242,046       $207,011,201
                              ============         ==========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                              PUTNAM VT       PUTNAM VT      PUTNAM VT         PUTNAM VT         PUTNAM VT     PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY    GROWTH AND          GROWTH           HEALTH       HIGH YIELD
                           ALLOCATION FUND    FUND (1)      INCOME FUND    OPPORTUNITIES FUND  SCIENCES FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  --------------  ------------------  -------------  ------------
ASSETS
  Investments
    Number of Shares
      Class IA...........     15,108,093      35,168,048      109,236,293       3,687,170         8,962,192     29,596,168
      Class IB...........         85,623         137,280          561,367         343,485           163,952        188,910
      Other class........       --               --              --              --                 --             --
                            ============    ============   ==============     ===========       ===========   ============
    Cost
      Class IA...........   $184,839,200    $454,302,951   $1,831,039,289     $38,377,217       $91,386,491   $333,138,159
      Class IB...........      1,425,784       2,784,631       13,565,028       3,033,250         1,965,568      1,731,057
      Other class........       --               --              --              --                 --             --
                            ============    ============   ==============     ===========       ===========   ============
    Market Value
      Class IA...........   $173,894,155    $254,968,347   $2,048,180,498     $13,826,888       $83,975,737   $209,244,908
      Class IB...........        985,524         987,045       10,463,872       1,281,201         1,528,031      1,331,816
      Other class........       --               --              --              --                 --             --
  Due from Hartford Life
   Insurance Company.....       --               --              --                 6,278           --             --
  Receivable from fund
   shares sold...........        118,251         162,364        1,079,107        --                  60,815        122,506
  Other assets...........       --                   396         --              --                   1,489            782
                            ------------    ------------   --------------     -----------       -----------   ------------
  Total Assets...........    174,997,930     256,118,152    2,059,723,477      15,114,367        85,566,072    210,700,012
                            ------------    ------------   --------------     -----------       -----------   ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        118,250         162,425        1,078,790        --                  60,815        133,933
  Payable for fund shares
   purchased.............       --               --              --                 6,278           --             --
  Other liabilities......            112         --                 2,647             108           --             --
                            ------------    ------------   --------------     -----------       -----------   ------------
  Total Liabilities......        118,362         162,425        1,081,437           6,386            60,815        133,933
                            ------------    ------------   --------------     -----------       -----------   ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $174,879,568    $255,955,727   $2,058,642,040     $15,107,981       $85,505,257   $210,566,079
                            ============    ============   ==============     ===========       ===========   ============


                            PUTNAM VT
                           INCOME FUND
                           SUB-ACCOUNT
                           ------------
ASSETS
  Investments
    Number of Shares
      Class IA...........    37,303,754
      Class IB...........       451,710
      Other class........       --
                           ============
    Cost
      Class IA...........  $441,854,560
      Class IB...........     5,661,422
      Other class........       --
                           ============
    Market Value
      Class IA...........  $483,083,619
      Class IB...........     5,822,542
      Other class........       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........       228,362
  Other assets...........       --
                           ------------
  Total Assets...........   489,134,523
                           ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       228,371
  Payable for fund shares
   purchased.............       --
  Other liabilities......            78
                           ------------
  Total Liabilities......       228,449
                           ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $488,906,074
                           ============

(1) Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                             PUTNAM VT                       PUTNAM VT
                           INTERNATIONAL    PUTNAM VT      INTERNATIONAL
                            GROWTH AND    INTERNATIONAL  NEW OPPORTUNITIES
                            INCOME FUND    GROWTH FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  -----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........     8,518,387     13,636,532        4,233,048
      Class IB...........        56,889        362,980           37,635
      Other class........       --             --              --
                            ===========   ============      ===========
    Cost
      Class IA...........   $97,320,051   $186,085,148      $45,117,195
      Class IB...........       675,888      5,952,542          715,572
      Other class........       --             --              --
                            ===========   ============      ===========
    Market Value
      Class IA...........   $71,298,897   $138,410,799      $35,599,930
      Class IB...........       475,021      3,666,094          315,008
      Other class........       --             --              --
  Due from Hartford Life
   Insurance Company.....       --             --              --
  Receivable from fund
   shares sold...........         7,877         43,845           16,314
  Other assets...........       --             --              --
                            -----------   ------------      -----------
  Total Assets...........    71,781,795    142,120,738       35,931,252
                            -----------   ------------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         7,877         43,862           16,326
  Payable for fund shares
   purchased.............       --             --              --
  Other liabilities......           125         16,811              143
                            -----------   ------------      -----------
  Total Liabilities......         8,002         60,673           16,469
                            -----------   ------------      -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $71,773,793   $142,060,065      $35,914,783
                            ===========   ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                            PUTNAM VT        PUTNAM VT        PUTNAM VT         PUTNAM VT
                             PUTNAM VT        MONEY      NEW OPPORTUNITIES    NEW VALUE      OTC & EMERGING      PUTNAM VT
                           INVESTORS FUND  MARKET FUND         FUND              FUND          GROWTH FUND     RESEARCH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------  -----------------  --------------  -----------------  -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........     22,219,855    370,963,035      35,775,247        12,102,963        5,779,071        5,667,548
      Class IB...........        576,812      4,009,687         286,355           154,789          139,542          172,079
      Other class........       --              --             --                --               --                --
                            ============   ============    ============      ============      ===========      ===========
    Cost
      Class IA...........   $253,500,363   $370,963,035    $553,809,936      $144,577,529      $99,083,543      $75,639,962
      Class IB...........      7,207,627      4,009,687      10,064,561         1,974,072        2,038,787        2,098,127
      Other class........       --              --             --                --               --                --
                            ============   ============    ============      ============      ===========      ===========
    Market Value
      Class IA...........   $157,316,573   $370,963,035    $415,708,368      $132,890,537      $23,636,403      $48,230,837
      Class IB...........      4,060,753      4,009,687       3,293,085         1,691,846          566,542        1,457,511
      Other class........       --              --             --                --               --                --
  Due from Hartford Life
   Insurance Company.....       --              --             --                --               --                --
  Receivable from fund
   shares sold...........         94,380      3,610,740         375,722            74,865           64,639            3,547
  Other assets...........       --              106,783           3,580          --               --                --
                            ------------   ------------    ------------      ------------      -----------      -----------
  Total Assets...........    161,471,706    378,690,245     419,380,755       134,657,248       24,267,584       49,691,895
                            ------------   ------------    ------------      ------------      -----------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         94,388      3,609,794         375,901            74,865           64,343            3,547
  Payable for fund shares
   purchased.............       --              --             --                --               --                --
  Other liabilities......          8,148        --             --                      97           17,428              725
                            ------------   ------------    ------------      ------------      -----------      -----------
  Total Liabilities......        102,536      3,609,794         375,901            74,962           81,771            4,272
                            ------------   ------------    ------------      ------------      -----------      -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $161,369,170   $375,080,451    $419,004,854      $134,582,286      $24,185,813      $49,687,623
                            ============   ============    ============      ============      ===========      ===========

                            PUTNAM VT
                            SMALL CAP
                            VALUE FUND
                           SUB-ACCOUNT
                           ------------
ASSETS
  Investments
    Number of Shares
      Class IA...........     7,490,964
      Class IB...........       103,387
      Other class........       --
                           ============
    Cost
      Class IA...........  $100,648,028
      Class IB...........     1,424,845
      Other class........       --
                           ============
    Market Value
      Class IA...........  $ 91,614,493
      Class IB...........     1,257,186
      Other class........       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........        21,856
  Other assets...........            67
                           ------------
  Total Assets...........    92,893,602
                           ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        21,855
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                           ------------
  Total Liabilities......        21,855
                           ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $ 92,871,747
                           ============

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                               PUTNAM VT         PUTNAM VT
                           THE GEORGE PUTNAM  UTILITIES GROWTH    PUTNAM VT
                            FUND OF BOSTON    AND INCOME FUND    VISTA FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ----------------  -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      15,906,431         17,376,980      11,837,686
      Class IB...........         294,732            102,910         278,387
      Other class........        --                 --               --
                             ============       ============    ============
    Cost
      Class IA...........    $164,556,135       $193,550,770    $164,781,051
      Class IB...........       3,031,803          1,616,212       5,413,413
      Other class........        --                 --               --
                             ============       ============    ============
    Market Value
      Class IA...........    $152,383,610       $166,297,694    $ 93,872,850
      Class IB...........       2,811,741            979,704       2,190,906
      Other class........        --                 --               --
  Due from Hartford Life
   Insurance Company.....        --                 --                45,946
  Receivable from fund
   shares sold...........          92,249            231,476         --
  Other assets...........             946           --               --
                             ------------       ------------    ------------
  Total Assets...........     155,288,546        167,508,874      96,109,702
                             ------------       ------------    ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          92,237            228,193         --
  Payable for fund shares
   purchased.............        --                 --                45,951
  Other liabilities......        --                    1,144             182
                             ------------       ------------    ------------
  Total Liabilities......          92,237            229,337          46,133
                             ------------       ------------    ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $155,196,309       $167,279,537    $ 96,063,569
                             ============       ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                             SALOMON BROTHERS  SALOMON BROTHERS   SALOMON BROTHERS
                              PUTNAM VT        PUTNAM VT         VARIABLE       VARIABLE HIGH    VARIABLE INVESTORS
                            VOYAGER FUND    VOYAGER II FUND    CAPITAL FUND    YIELD BOND FUND          FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ---------------  ----------------  ----------------  ------------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      52,194,460      1,309,578          --                --                --
      Class IB...........         259,392         59,828          --                --                --
      Other class........        --              --                 97,993           17,339             41,870
                           ==============     ==========        ==========         ========           ========
    Cost
      Class IA...........  $1,193,282,788     $5,417,025        $ --               $--                $--
      Class IB...........      12,573,867        237,804          --                --                --
      Other class........        --              --              1,521,789          154,502            571,235
                           ==============     ==========        ==========         ========           ========
    Market Value
      Class IA...........  $1,096,083,653     $4,609,717        $ --               $--                $--
      Class IB...........       5,413,500        209,419          --                --                --
      Other class........        --              --              1,103,405          140,619            406,560
  Due from Hartford Life
   Insurance Company.....        --                  910          --                     13           --
  Receivable from fund
   shares sold...........         912,953        --                     43                4                 16
  Other assets...........        --              --               --                --                       3
                           --------------     ----------        ----------         --------           --------
  Total Assets...........   1,102,410,106      4,820,046         1,103,448          140,636            406,579
                           --------------     ----------        ----------         --------           --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         913,346        --                     43          --                      16
  Payable for fund shares
   purchased.............        --                  978          --                --                --
  Other liabilities......          10,785             18                 2          --                --
                           --------------     ----------        ----------         --------           --------
  Total Liabilities......         924,131            996                45          --                      16
                           --------------     ----------        ----------         --------           --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $1,101,485,975     $4,819,050        $1,103,403         $140,636           $406,563
                           ==============     ==========        ==========         ========           ========

                           SALOMON BROTHERS
                            VARIABLE TOTAL
                             RETURN FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --
      Class IB...........      --
      Other class........        7,608
                               =======
    Cost
      Class IA...........      $--
      Class IB...........      --
      Other class........       78,711
                               =======
    Market Value
      Class IA...........      $--
      Class IB...........      --
      Other class........       72,504
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            5
  Other assets...........      --
                               -------
  Total Assets...........       72,509
                               -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                               -------
  Total Liabilities......      --
                               -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $72,509
                               =======

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
Putnam VT American Government
 Income Fund Class -- IA......     0.95%          49,923   $12.705309  $       634,290
Putnam VT American Government
 Income Fund Class -- IA......     1.10%             442    12.649896            5,596
Putnam VT American Government
 Income Fund Class -- IA......     1.40%              89    12.539779            1,115
Putnam VT American Government
 Income Fund Class -- IA......     1.40%      14,565,121    12.539779      182,643,402
Putnam VT American Government
 Income Fund Class -- IA......     1.45%             994    12.593502           12,517
Putnam VT American Government
 Income Fund Class -- IA......     1.55%         114,751    12.485085        1,432,679
Putnam VT American Government
 Income Fund Class -- IA......     1.60%          54,118    12.491714          676,030
Putnam VT American Government
 Income Fund Class -- IA......     1.75%          21,959    12.437235          273,106
Putnam VT American Government
 Income Fund Class -- IA......     1.95%             498    12.426813            6,188
Putnam VT American Government
 Income Fund Class -- IB......     0.95%              47    12.470386              590
Putnam VT American Government
 Income Fund Class -- IB......     1.40%          23,287    12.446893          289,852
Putnam VT American Government
 Income Fund Class -- IB......     1.40%          81,364    12.282323          999,341
Putnam VT American Government
 Income Fund Class -- IB......     1.45%              36    12.444289              448
Putnam VT American Government
 Income Fund Class -- IB......     1.50%          36,965    12.433849          459,619
Putnam VT American Government
 Income Fund Class -- IB......     1.55%           8,214    12.439072          102,173
Putnam VT American Government
 Income Fund Class -- IB......     1.65%          24,044    12.240014          294,299
Putnam VT American Government
 Income Fund Class -- IB......     1.70%          54,592    11.616671          634,178
Putnam VT American Government
 Income Fund Class -- IB......     1.75%             761    12.184085            9,269
Putnam VT American Government
 Income Fund Class -- IB......     1.75%          33,764    12.428656          419,646
Putnam VT American Government
 Income Fund Class -- IB......     1.80%          19,293    12.188387          235,148
Putnam VT American Government
 Income Fund Class -- IB......     1.90%           1,166    12.420848           14,486
Putnam VT American Government
 Income Fund Class -- IB......     1.95%             278    12.418242            3,451
Putnam VT American Government
 Income Fund Class -- IB......     2.00%           3,914    12.141679           47,525
Putnam VT American Government
 Income Fund Class -- IB......     2.15%           9,303    12.134049          112,879
Putnam VT Capital Appreciation
 Fund Class -- IA.............     0.95%           3,138     6.272773           19,681
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.40%             113     6.211865              701
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.40%         771,874     6.211865        4,794,780
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.55%          14,092     6.191702           87,253
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.60%           5,437     6.188004           33,642
Putnam VT Capital Appreciation
 Fund Class -- IA.............     1.75%          13,218     6.167913           81,525
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.40%          16,894     6.178488          104,378
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.50%           4,466     6.165111           27,533
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.55%             140     6.158424              861
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.65%           4,421     6.145085           27,165
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.70%           2,204     6.138440           13,527
Putnam VT Capital Appreciation
 Fund Class -- IB.............     1.75%           8,313     6.134778           51,000
Putnam VT Diversified Income
 Fund Class -- IA.............     0.40%           1,060    14.838695           15,729
Putnam VT Diversified Income
 Fund Class -- IA.............     0.95%           5,598    10.991175           61,528
Putnam VT Diversified Income
 Fund Class -- IA.............     1.10%           2,416    10.938316           26,431
Putnam VT Diversified Income
 Fund Class -- IA.............     1.40%              78    13.260715            1,032
Putnam VT Diversified Income
 Fund Class -- IA.............     1.40%      15,183,851    13.260715      201,348,723
Putnam VT Diversified Income
 Fund Class -- IA.............     1.55%         165,626    13.188064        2,184,289
Putnam VT Diversified Income
 Fund Class -- IA.............     1.60%          25,568    13.209887          337,748
Putnam VT Diversified Income
 Fund Class -- IA.............     1.75%          11,336    13.137511          148,933
Putnam VT Diversified Income
 Fund Class -- IB.............     0.95%              26     13.15541              345

* Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-8 _____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT Diversified Income
 Fund Class -- IB.............     1.40%           7,104   $13.130635  $        93,283
Putnam VT Diversified Income
 Fund Class -- IB.............     1.40%          81,321    10.428953          848,094
Putnam VT Diversified Income
 Fund Class -- IB.............     1.50%          57,992      9.94534          576,748
Putnam VT Diversified Income
 Fund Class -- IB.............     1.55%           1,729    13.122382           22,694
Putnam VT Diversified Income
 Fund Class -- IB.............     1.65%          12,275    10.372879          127,324
Putnam VT Diversified Income
 Fund Class -- IB.............     1.70%          13,490    10.605222          143,066
Putnam VT Diversified Income
 Fund Class -- IB.............     1.75%          25,590    13.111392          335,521
Putnam VT Diversified Income
 Fund Class -- IB.............     1.80%             538    10.329081            5,556
Putnam VT Diversified Income
 Fund Class -- IB.............     1.85%           3,253    10.570161           34,386
Putnam VT Diversified Income
 Fund Class -- IB.............     1.85%           7,857    10.333109           81,184
Putnam VT Diversified Income
 Fund Class -- IB.............     2.00%          12,113    10.289488          124,638
Putnam VT Diversified Income
 Fund Class -- IB.............     2.05%             592    10.529652            6,231
Putnam VT Diversified Income
 Fund Class -- IB.............     2.15%           1,843    10.283023           18,954
Putnam VT Global Asset
 Allocation Fund
 Class -- IA..................     0.40%           1,521    16.471844           25,057
Putnam VT Global Asset
 Allocation Fund
 Class -- IA..................     0.95%             234     8.202807            1,918
Putnam VT Global Asset
 Allocation Fund
 Class -- IA..................     1.10%             136     8.163334            1,109
Putnam VT Global Asset
 Allocation Fund
 Class -- IA..................     1.40%              33    24.435242              814
Putnam VT Global Asset
 Allocation Fund
 Class -- IA..................     1.40%       7,043,733    24.435242      172,115,328
Putnam VT Global Asset
 Allocation Fund
 Class -- IA..................     1.55%          25,903    24.301338          629,467
Putnam VT Global Asset
 Allocation Fund
 Class -- IA..................     1.60%           6,073    24.341448          147,835
Putnam VT Global Asset
 Allocation Fund
 Class -- IA..................     1.75%           1,118    24.208056           27,060
Putnam VT Global Asset
 Allocation Fund
 Class -- IB..................     0.95%              11    24.268695              273
Putnam VT Global Asset
 Allocation Fund
 Class -- IB..................     1.40%             732    24.222898           17,734
Putnam VT Global Asset
 Allocation Fund
 Class -- IB..................     1.40%          81,851     7.532986          616,583
Putnam VT Global Asset
 Allocation Fund
 Class -- IB..................     1.50%           4,302     8.162545           35,116
Putnam VT Global Asset
 Allocation Fund
 Class -- IB..................     1.55%             257    24.207661            6,225
Putnam VT Global Asset
 Allocation Fund
 Class -- IB..................     1.65%          22,026     7.395908          162,902
Putnam VT Global Asset
 Allocation Fund
 Class -- IB..................     1.70%           2,632     7.731444           20,349
Putnam VT Global Asset
 Allocation Fund
 Class -- IB..................     1.75%             176     24.18735            4,248
Putnam VT Global Equity Fund
 Class -- IA..................     0.40%             512    12.670801            6,482
Putnam VT Global Equity Fund
 Class -- IA..................     1.40%              43    14.988370              639
Putnam VT Global Equity Fund
 Class -- IA..................     1.40%      16,755,531     14.98837      251,138,092
Putnam VT Global Equity Fund
 Class -- IA..................     1.55%         140,210    14.906111        2,089,986
Putnam VT Global Equity Fund
 Class -- IA..................     1.60%          20,176    14.930776          301,243
Putnam VT Global Equity Fund
 Class -- IA..................     1.75%          12,214    14.848836          181,370
Putnam VT Global Equity Fund
 Class -- IB..................     1.40%           2,159    14.867998           32,093
Putnam VT Global Equity Fund
 Class -- IB..................     1.40%         137,444     3.679425          505,717
Putnam VT Global Equity Fund
 Class -- IB..................     1.50%          41,874     6.186926          259,074
Putnam VT Global Equity Fund
 Class -- IB..................     1.55%             636    14.858635            9,444
Putnam VT Global Equity Fund
 Class -- IB..................     1.55%           6,531        3.664           23,929
Putnam VT Global Equity Fund
 Class -- IB..................     1.65%          17,875      3.45363           61,734
Putnam VT Global Equity Fund
 Class -- IB..................     1.70%           3,511     4.652980           16,337
Putnam VT Global Equity Fund
 Class -- IB..................     1.75%           2,154    14.846165           31,986
Putnam VT Global Equity Fund
 Class -- IB..................     1.80%             761     3.439017            2,617
Putnam VT Global Equity Fund
 Class -- IB..................     1.90%              69     14.83681            1,022
Putnam VT Global Equity Fund
 Class -- IB..................     2.00%           5,364     3.425804           18,375
Putnam VT Global Equity Fund
 Class -- IB..................     2.05%           5,346     4.619733           24,695

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT Growth and Income
 Fund Class -- IA.............     0.40%             790   $ 19.83803  $        15,668
Putnam VT Growth and Income
 Fund Class -- IA.............     0.95%          21,413     8.255639          176,781
Putnam VT Growth and Income
 Fund Class -- IA.............     1.10%           3,042     8.215913           24,993
Putnam VT Growth and Income
 Fund Class -- IA.............     1.40%              21    36.058721              751
Putnam VT Growth and Income
 Fund Class -- IA.............     1.40%      56,162,343    36.058721    2,025,142,271
Putnam VT Growth and Income
 Fund Class -- IA.............     1.55%         395,408    35.861032       14,179,739
Putnam VT Growth and Income
 Fund Class -- IA.............     1.60%          47,754    35.920276        1,715,339
Putnam VT Growth and Income
 Fund Class -- IA.............     1.75%          33,731    35.723348        1,204,967
Putnam VT Growth and Income
 Fund Class -- IA.............     1.90%              33    35.700856            1,166
Putnam VT Growth and Income
 Fund Class -- IA.............     1.95%             404    35.693362           14,408
Putnam VT Growth and Income
 Fund Class -- IB.............     0.95%               8    35.800806              288
Putnam VT Growth and Income
 Fund Class -- IB.............     1.40%          11,308    35.733229          404,080
Putnam VT Growth and Income
 Fund Class -- IB.............     1.40%         298,799     8.620987        2,575,941
Putnam VT Growth and Income
 Fund Class -- IB.............     1.50%         451,830     8.167867        3,690,489
Putnam VT Growth and Income
 Fund Class -- IB.............     1.55%           1,940    35.710728           69,290
Putnam VT Growth and Income
 Fund Class -- IB.............     1.55%          23,626     8.584892          202,823
Putnam VT Growth and Income
 Fund Class -- IB.............     1.65%         120,707      8.77302        1,058,963
Putnam VT Growth and Income
 Fund Class -- IB.............     1.70%         158,675     7.813463        1,239,804
Putnam VT Growth and Income
 Fund Class -- IB.............     1.75%          23,158    35.680752          826,309
Putnam VT Growth and Income
 Fund Class -- IB.............     1.80%           5,555     8.735982           48,532
Putnam VT Growth and Income
 Fund Class -- IB.............     1.85%           2,340     7.787597           18,220
Putnam VT Growth and Income
 Fund Class -- IB.............     1.85%           7,637     8.739335           66,742
Putnam VT Growth and Income
 Fund Class -- IB.............     1.90%           1,011    35.658283           36,049
Putnam VT Growth and Income
 Fund Class -- IB.............     1.95%              97    35.650796            3,454
Putnam VT Growth and Income
 Fund Class -- IB.............     2.00%          17,669     8.702441          153,765
Putnam VT Growth and Income
 Fund Class -- IB.............     2.05%           7,136     7.757690           55,358
Putnam VT Growth and Income
 Fund Class -- IB.............     2.15%           1,493     8.696963           12,985
Putnam VT Growth Opportunities
 Fund Class -- IA.............     0.95%             160     3.647313              585
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.40%             156     3.599648              563
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.40%       3,699,156     3.599648       13,315,658
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.55%          48,254     3.583906          172,937
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.60%          83,270     3.585811          298,591
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.75%          10,682     3.570128           38,134
Putnam VT Growth Opportunities
 Fund Class -- IB.............     0.95%               6     3.581259               21
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.40%           1,906     3.574497            6,815
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.40%         186,140     3.370753          627,434
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.50%          58,370     3.570015          208,382
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.55%             107     3.356625              358
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.65%          36,043     3.224621          116,225
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.70%          71,375     3.684278          262,965
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.75%           9,808     3.569247           35,006
Putnam VT Growth Opportunities
 Fund Class -- IB.............     1.95%             926      3.56625            3,303
Putnam VT Growth Opportunities
 Fund Class -- IB.............     2.00%           6,468     3.198638           20,690
Putnam VT Health Sciences Fund
 Class -- IA..................     0.40%           1,000     9.224468            9,224
Putnam VT Health Sciences Fund
 Class -- IA..................     0.95%           7,151     9.398130           67,208
Putnam VT Health Sciences Fund
 Class -- IA..................     1.10%             346     9.352923            3,237

* Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-10 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT Health Sciences Fund
 Class -- IA..................     1.40%              80   $ 8.803585  $           701
Putnam VT Health Sciences Fund
 Class -- IA..................     1.40%       9,319,191     8.803585       82,042,293
Putnam VT Health Sciences Fund
 Class -- IA..................     1.55%         167,075     8.755317        1,462,794
Putnam VT Health Sciences Fund
 Class -- IA..................     1.60%          27,071     8.769793          237,408
Putnam VT Health Sciences Fund
 Class -- IA..................     1.75%          12,452     8.721723          108,601
Putnam VT Health Sciences Fund
 Class -- IB..................     1.40%             501     8.733377            4,376
Putnam VT Health Sciences Fund
 Class -- IB..................     1.40%          61,052     7.569353          462,124
Putnam VT Health Sciences Fund
 Class -- IB..................     1.50%          85,252     8.665191          738,722
Putnam VT Health Sciences Fund
 Class -- IB..................     1.55%             548     8.727876            4,783
Putnam VT Health Sciences Fund
 Class -- IB..................     1.55%           1,433     7.537647           10,800
Putnam VT Health Sciences Fund
 Class -- IB..................     1.65%             392     8.623047            3,381
Putnam VT Health Sciences Fund
 Class -- IB..................     1.65%          25,460     6.949977          176,946
Putnam VT Health Sciences Fund
 Class -- IB..................     1.70%          12,850     6.348190           81,574
Putnam VT Health Sciences Fund
 Class -- IB..................     1.80%           1,858     6.920627           12,857
Putnam VT Health Sciences Fund
 Class -- IB..................     1.85%             381     6.327182            2,413
Putnam VT Health Sciences Fund
 Class -- IB..................     2.00%           4,359     6.894075           30,053
Putnam VT High Yield Fund
 Class -- IA..................     0.40%           1,066    13.875607           14,787
Putnam VT High Yield Fund
 Class -- IA..................     0.95%             350     9.517619            3,331
Putnam VT High Yield Fund
 Class -- IA..................     1.40%              42    22.491663              948
Putnam VT High Yield Fund
 Class -- IA..................     1.40%       9,122,241    22.491663      205,174,371
Putnam VT High Yield Fund
 Class -- IA..................     1.55%          95,367    22.368488        2,133,220
Putnam VT High Yield Fund
 Class -- IA..................     1.60%          42,499    22.405408          952,197
Putnam VT High Yield Fund
 Class -- IA..................     1.75%          11,850    22.282712          264,044
Putnam VT High Yield Fund
 Class -- IB..................     0.95%               5    22.360838              116
Putnam VT High Yield Fund
 Class -- IB..................     1.40%           3,292    22.318708           73,478
Putnam VT High Yield Fund
 Class -- IB..................     1.40%          19,909     8.947881          178,143
Putnam VT High Yield Fund
 Class -- IB..................     1.50%          72,035     8.344717          601,111
Putnam VT High Yield Fund
 Class -- IB..................     1.55%             170    22.304685            3,793
Putnam VT High Yield Fund
 Class -- IB..................     1.65%          31,035     8.881948          275,655
Putnam VT High Yield Fund
 Class -- IB..................     1.70%           6,412     9.467383           60,704
Putnam VT High Yield Fund
 Class -- IB..................     1.75%           5,229    22.286002          116,539
Putnam VT High Yield Fund
 Class -- IB..................     2.00%           2,527     8.810520           22,267
Putnam VT Income Fund
 Class -- IA..................     0.40%           1,028    17.307338           17,793
Putnam VT Income Fund
 Class -- IA..................     0.95%           1,680    12.284392           20,633
Putnam VT Income Fund
 Class -- IA..................     1.10%          27,385    12.225312          334,785
Putnam VT Income Fund
 Class -- IA..................     1.40%              45    24.766709            1,102
Putnam VT Income Fund
 Class -- IA..................     1.40%      19,130,158    24.766709      473,791,068
Putnam VT Income Fund
 Class -- IA..................     1.45%           1,029    12.170825           12,518
Putnam VT Income Fund
 Class -- IA..................     1.55%         203,807    24.631056        5,019,983
Putnam VT Income Fund
 Class -- IA..................     1.60%          53,521    24.671787        1,320,464
Putnam VT Income Fund
 Class -- IA..................     1.75%          56,920    24.536660        1,396,625
Putnam VT Income Fund
 Class -- IA..................     1.90%              33    24.521240              810
Putnam VT Income Fund
 Class -- IA..................     1.95%             273    24.516107            6,692
Putnam VT Income Fund
 Class -- IB..................     0.95%              23    24.603942              563
Putnam VT Income Fund
 Class -- IB..................     1.40%          21,169    24.557596          519,867
Putnam VT Income Fund
 Class -- IB..................     1.40%          80,330    11.894337          955,477
Putnam VT Income Fund
 Class -- IB..................     1.50%         132,222    11.838667        1,565,334

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT Income Fund
 Class -- IB..................     1.55%              22   $11.844615  $           260
Putnam VT Income Fund
 Class -- IB..................     1.55%           4,998    24.542173          122,661
Putnam VT Income Fund
 Class -- IB..................     1.65%          94,748    11.844303        1,122,225
Putnam VT Income Fund
 Class -- IB..................     1.70%          51,993    11.477972          596,776
Putnam VT Income Fund
 Class -- IB..................     1.75%          19,845    24.521619          486,630
Putnam VT Income Fund
 Class -- IB..................     1.80%           4,058    11.794317           47,867
Putnam VT Income Fund
 Class -- IB..................     1.85%           1,276    11.440048           14,593
Putnam VT Income Fund
 Class -- IB..................     1.85%           9,519    11.798911          112,316
Putnam VT Income Fund
 Class -- IB..................     1.90%             954    24.506203           23,391
Putnam VT Income Fund
 Class -- IB..................     2.00%          15,793    11.749121          185,559
Putnam VT Income Fund
 Class -- IB..................     2.05%           3,217    11.396189           36,659
Putnam VT Income Fund
 Class -- IB..................     2.15%           2,406    11.741737           28,249
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     0.40%           1,145    11.221238           12,849
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     0.95%             500     7.220088            3,607
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.10%             379     7.185346            2,720
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.40%              68    10.566620              721
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.40%       6,699,992     10.56662       70,796,267
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.55%          29,996    10.508681          315,218
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.60%           3,942    10.526042           41,495
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.75%           2,702    10.468325           28,283
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.40%             374    10.494082            3,926
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.40%           9,195     7.018133           64,532
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.50%          26,194     7.716928          202,134
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.55%             572    10.487473            5,994
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.65%           7,141     6.861749           49,003
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.70%          18,236     7.149090          130,369
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.75%           1,630    10.478668           17,076
Putnam VT International Growth
 and Income Fund
 Class -- IB..................     1.80%             291     6.832739            1,988
Putnam VT International Growth
 Fund Class -- IA.............     0.40%           1,532    12.810967           19,627
Putnam VT International Growth
 Fund Class -- IA.............     0.95%          15,744     7.630717          120,135
Putnam VT International Growth
 Fund Class -- IA.............     1.10%          17,810     7.593975          135,245
Putnam VT International Growth
 Fund Class -- IA.............     1.40%             115    12.064207            1,391
Putnam VT International Growth
 Fund Class -- IA.............     1.40%      11,236,941    12.064207      135,564,782
Putnam VT International Growth
 Fund Class -- IA.............     1.55%         156,324    11.998071        1,875,591
Putnam VT International Growth
 Fund Class -- IA.............     1.60%          28,717    12.017869          345,118
Putnam VT International Growth
 Fund Class -- IA.............     1.75%          18,880    11.951984          225,648
Putnam VT International Growth
 Fund Class -- IA.............     1.90%              66    11.944452              787
Putnam VT International Growth
 Fund Class -- IB.............     0.95%              50    11.989711              602
Putnam VT International Growth
 Fund Class -- IB.............     1.40%           3,432    11.967057           41,071
Putnam VT International Growth
 Fund Class -- IB.............     1.40%         203,092     5.600818        1,137,481
Putnam VT International Growth
 Fund Class -- IB.............     1.45%              25    11.964545              301
Putnam VT International Growth
 Fund Class -- IB.............     1.50%         141,085     8.472718        1,195,370
Putnam VT International Growth
 Fund Class -- IB.............     1.55%           1,731    11.959521           20,701
Putnam VT International Growth
 Fund Class -- IB.............     1.55%          48,004     5.577361          267,738
Putnam VT International Growth
 Fund Class -- IB.............     1.65%          31,583     5.208141          164,490
Putnam VT International Growth
 Fund Class -- IB.............     1.70%          44,356     6.516243          289,034

* Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-12 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT International Growth
 Fund Class -- IB.............     1.75%          16,274   $11.949476  $       194,467
Putnam VT International Growth
 Fund Class -- IB.............     1.80%          15,276     5.186134           79,222
Putnam VT International Growth
 Fund Class -- IB.............     1.85%           2,653     6.494658           17,229
Putnam VT International Growth
 Fund Class -- IB.............     1.85%           6,676     5.188145           34,634
Putnam VT International Growth
 Fund Class -- IB.............     1.90%           1,803    11.941949           21,534
Putnam VT International Growth
 Fund Class -- IB.............     2.00%          29,920     5.166206          154,575
Putnam VT International Growth
 Fund Class -- IB.............     2.05%           5,038     6.469710           32,597
Putnam VT International Growth
 Fund Class -- IB.............     2.15%           2,681     5.162955           13,844
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     0.40%           1,836     8.694026           15,964
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     0.95%             776     5.597312            4,346
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.40%              87     8.186533              713
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.40%       4,304,228     8.186533       35,236,701
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.55%          32,166     8.141663          261,887
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.60%           5,401     8.155091           44,049
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.75%           1,086     8.110387            8,811
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.40%             393     8.111334            3,188
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.40%          49,300     3.431086          169,151
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.50%          16,195     6.876996          111,374
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.65%           9,512     3.195706           30,397
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.70%              15     5.314624               77
Putnam VT International New
 Opportunities Fund
 Class -- IB..................     1.80%             254     3.182188              809
Putnam VT Investors Fund
 Class -- IA..................     0.95%           8,719     5.663126           49,376
Putnam VT Investors Fund
 Class -- IA..................     1.10%          22,962     0.563584           12,941
Putnam VT Investors Fund
 Class -- IA..................     1.40%              95     6.598094              629
Putnam VT Investors Fund
 Class -- IA..................     1.40%      23,197,128     6.598094      153,056,829
Putnam VT Investors Fund
 Class -- IA..................     1.55%         528,780     6.561898        3,469,799
Putnam VT Investors Fund
 Class -- IA..................     1.60%          61,265     6.572733          402,676
Putnam VT Investors Fund
 Class -- IA..................     1.75%          25,598     6.536691          167,323
Putnam VT Investors Fund
 Class -- IA..................     1.95%           1,257       6.5312            8,207
Putnam VT Investors Fund
 Class -- IB..................     0.95%              68     6.548762              448
Putnam VT Investors Fund
 Class -- IB..................     1.40%          14,682     6.536396           95,970
Putnam VT Investors Fund
 Class -- IB..................     1.40%         356,027     4.717114        1,679,420
Putnam VT Investors Fund
 Class -- IB..................     1.50%         153,507      6.18167          948,932
Putnam VT Investors Fund
 Class -- IB..................     1.55%          29,884     4.697344          140,375
Putnam VT Investors Fund
 Class -- IB..................     1.65%          57,808      4.56476          263,880
Putnam VT Investors Fund
 Class -- IB..................     1.70%          74,659     4.934072          368,372
Putnam VT Investors Fund
 Class -- IB..................     1.75%          32,094     6.526795          209,469
Putnam VT Investors Fund
 Class -- IB..................     1.80%          26,820     4.545448          121,909
Putnam VT Investors Fund
 Class -- IB..................     1.85%           4,002     4.917703           19,682
Putnam VT Investors Fund
 Class -- IB..................     1.85%           9,961     4.547226           45,293
Putnam VT Investors Fund
 Class -- IB..................     1.95%             520     6.521317            3,391
Putnam VT Investors Fund
 Class -- IB..................     2.00%          20,278     4.527994           91,819
Putnam VT Investors Fund
 Class -- IB..................     2.05%          11,824     4.898812           57,923
Putnam VT Investors Fund
 Class -- IB..................     2.15%           3,051     4.525137           13,807
Putnam VT Money Market Fund
 Class -- IA..................     0.40%          10,302     1.423948           14,670
Putnam VT Money Market Fund
 Class -- IA..................     0.95%       1,452,654     1.097540        1,594,346
Putnam VT Money Market Fund
 Class -- IA..................     1.10%           3,920    10.922965           42,822

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT Money Market Fund
 Class -- IA..................     1.40%             596   $ 1.706751  $         1,017
Putnam VT Money Market Fund
 Class -- IA..................     1.40%     213,142,300     1.706751      363,780,834
Putnam VT Money Market Fund
 Class -- IA..................     1.45%           6,388    10.874286           69,469
Putnam VT Money Market Fund
 Class -- IA..................     1.55%       2,164,999     1.697418        3,674,908
Putnam VT Money Market Fund
 Class -- IA..................     1.60%         619,245     1.700171        1,052,822
Putnam VT Money Market Fund
 Class -- IA..................     1.75%         169,431     1.690871          286,486
Putnam VT Money Market Fund
 Class -- IA..................     1.95%          31,221     1.689469           52,746
Putnam VT Money Market Fund
 Class -- IB..................     0.95%          35,989     1.694785           60,993
Putnam VT Money Market Fund
 Class -- IB..................     1.10%             557     1.693718              944
Putnam VT Money Market Fund
 Class -- IB..................     1.40%          98,714     1.691586          166,983
Putnam VT Money Market Fund
 Class -- IB..................     1.40%         631,821     1.057728          668,295
Putnam VT Money Market Fund
 Class -- IB..................     1.50%       2,063,372     1.111317        2,293,060
Putnam VT Money Market Fund
 Class -- IB..................     1.55%          11,013     1.053339           11,601
Putnam VT Money Market Fund
 Class -- IB..................     1.55%          22,266     1.690522           37,642
Putnam VT Money Market Fund
 Class -- IB..................     1.65%         180,727     1.051252          189,989
Putnam VT Money Market Fund
 Class -- IB..................     1.70%         514,638     1.024343          527,166
Putnam VT Money Market Fund
 Class -- IB..................     1.75%          10,093     1.689109           17,048
Putnam VT Money Market Fund
 Class -- IB..................     1.80%          11,044     1.046858           11,561
Putnam VT Money Market Fund
 Class -- IB..................     1.85%          23,438     1.020995           23,930
Putnam VT New Opportunities
 Fund Class -- IA.............     0.40%             561    16.883273            9,478
Putnam VT New Opportunities
 Fund Class -- IA.............     0.95%          21,689     5.116314          110,969
Putnam VT New Opportunities
 Fund Class -- IA.............     1.40%              39    14.325157              556
Putnam VT New Opportunities
 Fund Class -- IA.............     1.40%      28,740,241    14.325157      411,708,461
Putnam VT New Opportunities
 Fund Class -- IA.............     1.55%         178,031    14.246506        2,536,316
Putnam VT New Opportunities
 Fund Class -- IA.............     1.60%          42,604    14.270050          607,962
Putnam VT New Opportunities
 Fund Class -- IA.............     1.75%          13,405    14.191692          190,233
Putnam VT New Opportunities
 Fund Class -- IA.............     1.95%             208    14.179775            2,956
Putnam VT New Opportunities
 Fund Class -- IB.............     0.95%              21    14.210831              297
Putnam VT New Opportunities
 Fund Class -- IB.............     1.40%           5,162    14.183996           73,211
Putnam VT New Opportunities
 Fund Class -- IB.............     1.40%         546,823     3.081387        1,684,974
Putnam VT New Opportunities
 Fund Class -- IB.............     1.50%         135,944     6.031063          819,888
Putnam VT New Opportunities
 Fund Class -- IB.............     1.55%             881    14.175067           12,484
Putnam VT New Opportunities
 Fund Class -- IB.............     1.55%          13,897     3.068449           42,643
Putnam VT New Opportunities
 Fund Class -- IB.............     1.65%             645     6.001675            3,868
Putnam VT New Opportunities
 Fund Class -- IB.............     1.65%          97,267     2.827437          275,017
Putnam VT New Opportunities
 Fund Class -- IB.............     1.70%          43,045     3.645252          156,911
Putnam VT New Opportunities
 Fund Class -- IB.............     1.75%          10,111    14.163161          143,207
Putnam VT New Opportunities
 Fund Class -- IB.............     1.80%           7,109     2.815458           20,015
Putnam VT New Opportunities
 Fund Class -- IB.............     2.00%          18,231     2.804634           51,131
Putnam VT New Opportunities
 Fund Class -- IB.............     2.05%           2,579     3.619184            9,335
Putnam VT New Value Fund
 Class -- IA..................     0.40%           1,000    13.128161           13,128
Putnam VT New Value Fund
 Class -- IA..................     0.95%           2,042    10.820343           22,093
Putnam VT New Value Fund
 Class -- IA..................     1.40%              68    12.364017              835
Putnam VT New Value Fund
 Class -- IA..................     1.40%      10,595,595    12.364017      131,004,121
Putnam VT New Value Fund
 Class -- IA..................     1.55%          89,005    12.296297        1,094,432
Putnam VT New Value Fund
 Class -- IA..................     1.60%          38,126    12.316563          469,578

* Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-14 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT New Value Fund
 Class -- IA..................     1.75%          15,678   $12.249090  $       192,038
Putnam VT New Value Fund
 Class -- IB..................     0.95%              24    12.279688              298
Putnam VT New Value Fund
 Class -- IB..................     1.40%           2,480    12.256506           30,399
Putnam VT New Value Fund
 Class -- IB..................     1.40%          25,271    11.094183          280,365
Putnam VT New Value Fund
 Class -- IB..................     1.50%          41,836     10.38392          434,425
Putnam VT New Value Fund
 Class -- IB..................     1.55%             822    12.248793           10,063
Putnam VT New Value Fund
 Class -- IB..................     1.55%          16,133    11.047766          178,230
Putnam VT New Value Fund
 Class -- IB..................     1.65%          34,064    11.386495          387,867
Putnam VT New Value Fund
 Class -- IB..................     1.70%          26,751     9.409700          251,722
Putnam VT New Value Fund
 Class -- IB..................     1.75%           5,707    12.238513           69,849
Putnam VT New Value Fund
 Class -- IB..................     1.80%           2,912    11.338436           33,013
Putnam VT New Value Fund
 Class -- IB..................     1.85%             443    11.342781            5,026
Putnam VT New Value Fund
 Class -- IB..................     2.00%             101    11.294905            1,145
Putnam VT New Value Fund
 Class -- IB..................     2.05%           1,011     9.342558            9,448
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     0.40%           1,000     4.056251            4,056
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     0.95%          34,809     2.877709          100,170
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.10%           2,288     2.863821            6,552
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.40%             127     3.870426              493
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.40%       5,929,072     3.870426       22,948,033
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.55%         105,976     3.849144          407,916
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.60%          28,316     3.855521          109,174
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.75%           6,159     3.834314           23,614
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     0.95%              39     3.846155              150
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.40%           3,535     3.838888           13,569
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.40%         142,052     1.395854          198,284
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.50%          39,686     3.940484          156,384
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.55%           1,217     3.836467            4,670
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.55%          15,845     1.389989           22,025
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.65%             415     3.921257            1,628
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.65%          40,047     1.240468           49,677
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.70%           1,894     2.471340            4,681
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.75%          22,492     3.833252           86,218
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.80%             506      1.23519              625
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.85%           2,338     2.463120            5,758
Putnam VT OTC & Emerging
 Growth Fund Class -- IB......     1.85%          18,489     1.235678           22,846
Putnam VT Research Fund
 Class -- IA..................     0.40%           1,000     9.793699            9,794
Putnam VT Research Fund
 Class -- IA..................     0.95%           8,351     7.163872           59,822
Putnam VT Research Fund
 Class -- IA..................     1.40%              72     9.386276              673
Putnam VT Research Fund
 Class -- IA..................     1.40%       4,958,430     9.386276       46,541,194
Putnam VT Research Fund
 Class -- IA..................     1.55%         111,865     9.334798        1,044,233
Putnam VT Research Fund
 Class -- IA..................     1.60%          34,251     9.350204          320,258
Putnam VT Research Fund
 Class -- IA..................     1.75%          24,740     9.298917          230,052
Putnam VT Research Fund
 Class -- IB..................     0.95%               2     9.330362               21
Putnam VT Research Fund
 Class -- IB..................     1.40%           5,350     9.312751           49,822
Putnam VT Research Fund
 Class -- IB..................     1.40%          56,950     6.109629          347,943
Putnam VT Research Fund
 Class -- IB..................     1.50%          21,212     9.273291          196,707
Putnam VT Research Fund
 Class -- IB..................     1.55%           1,377     9.306895           12,812

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT Research Fund
 Class -- IB..................     1.55%          40,180   $ 6.084037  $       244,455
Putnam VT Research Fund
 Class -- IB..................     1.65%          26,451     6.035011          159,629
Putnam VT Research Fund
 Class -- IB..................     1.70%          34,165     6.094196          208,209
Putnam VT Research Fund
 Class -- IB..................     1.75%          13,011     9.299078          120,989
Putnam VT Research Fund
 Class -- IB..................     1.80%           8,332     6.009504           50,073
Putnam VT Research Fund
 Class -- IB..................     2.00%           8,108     5.986405           48,536
Putnam VT Research Fund
 Class -- IB..................     2.05%           2,710     6.050669           16,396
Putnam VT Small Cap Value Fund
 Class -- IA..................     0.40%           1,616    12.329642           19,927
Putnam VT Small Cap Value Fund
 Class -- IA..................     0.95%           1,453    12.760400           18,542
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.10%             216    12.698992            2,745
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.40%              76    11.885781              902
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.40%       7,550,394    11.885781       89,742,332
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.55%          88,996    11.820635        1,051,994
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.60%          53,343    11.840139          631,591
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.75%           7,934    11.775261           93,426
Putnam VT Small Cap Value Fund
 Class -- IB..................     0.95%              11    11.811122              131
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.40%           3,236    11.788806           38,151
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.40%          17,909    11.247445          201,436
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.50%          26,985    11.755220          317,213
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.55%             588    11.781386            6,930
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.55%           9,651    11.200339          108,096
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.65%          16,449    11.059965          181,926
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.70%          27,525    10.594517          291,614
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.75%           7,277    11.771487           85,662
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.80%             279    11.013257            3,071
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.85%             438    11.017506            4,828
Putnam VT Small Cap Value Fund
 Class -- IB..................     1.90%             862    11.764073           10,145
Putnam VT Small Cap Value Fund
 Class -- IB..................     2.00%             317    10.970964            3,482
Putnam VT Small Cap Value Fund
 Class -- IB..................     2.05%             427    10.518921            4,495
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     0.40%           1,000    10.226817           10,227
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     0.95%           2,124    10.013632           21,267
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.40%              92     9.760403              896
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.40%      15,219,606     9.760403      148,549,489
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.55%         281,536     9.706904        2,732,838
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.60%          71,000     9.722964          690,327
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.75%          18,966     9.669682          183,392
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.95%           1,872     9.661567           18,083
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.40%          21,110     9.673816          204,217
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.40%          66,172    10.215945          676,007
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.45%              31     9.671786              299
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.50%          94,160     9.800979          922,857
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.55%             137     9.667727            1,325
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.55%             193    10.173208            1,960
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.65%          34,424    10.315539          355,102
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.70%          49,686     9.405239          467,307
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.75%             104    10.134169            1,058

* Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-16 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.75%           8,299   $ 9.659621  $        80,162
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.80%           3,393    10.272005           34,854
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     1.90%           3,164     9.653544           30,542
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     2.00%             239    10.232596            2,441
Putnam VT The George Putnam
 Fund of Boston
 Class -- IB..................     2.05%           3,600     9.338168           33,617
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     0.40%           1,024    15.179599           15,549
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.10%             223     6.641357            1,484
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.40%              41    14.960386              617
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.40%      10,955,467    14.960386      163,898,011
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.55%         100,994    14.878369        1,502,625
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.60%          22,403    14.902967          333,869
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.75%           6,085    14.821279           90,184
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.40%           1,091    14.812508           16,167
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.40%          19,417     6.783549          131,713
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.50%          55,430     7.163051          397,046
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.55%             360      6.75515            2,430
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.65%          50,745     6.733548          341,693
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.70%           8,703     5.931852           51,625
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.80%           2,562     6.705108           17,175
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.85%           2,991     6.707693           20,062
Putnam VT Vista Fund
 Class -- IA..................     0.40%           2,248     9.784199           21,998
Putnam VT Vista Fund
 Class -- IA..................     0.95%          22,591     6.010658          135,790
Putnam VT Vista Fund
 Class -- IA..................     1.10%          18,645     5.981692          111,527
Putnam VT Vista Fund
 Class -- IA..................     1.40%              59     9.214832              541
Putnam VT Vista Fund
 Class -- IA..................     1.40%       9,982,157     9.214832       91,983,897
Putnam VT Vista Fund
 Class -- IA..................     1.55%         129,231     9.164257        1,184,306
Putnam VT Vista Fund
 Class -- IA..................     1.60%          25,637     9.179394          235,331
Putnam VT Vista Fund
 Class -- IA..................     1.75%          18,021     9.129004          164,516
Putnam VT Vista Fund
 Class -- IA..................     1.95%             366     9.121345            3,337
Putnam VT Vista Fund
 Class -- IB..................     1.40%             620     9.127999            5,657
Putnam VT Vista Fund
 Class -- IB..................     1.40%         244,213     3.645297          890,231
Putnam VT Vista Fund
 Class -- IB..................     1.50%          97,692     6.520467          637,001
Putnam VT Vista Fund
 Class -- IB..................     1.55%             261     9.122245            2,379
Putnam VT Vista Fund
 Class -- IB..................     1.55%          53,133     3.630004          192,874
Putnam VT Vista Fund
 Class -- IB..................     1.65%             349     6.488691            2,262
Putnam VT Vista Fund
 Class -- IB..................     1.65%          66,298     3.247887          215,329
Putnam VT Vista Fund
 Class -- IB..................     1.70%          35,034     3.827409          134,089
Putnam VT Vista Fund
 Class -- IB..................     1.75%           3,121     9.114586           28,447
Putnam VT Vista Fund
 Class -- IB..................     1.80%          23,797     3.234144           76,963
Putnam VT Vista Fund
 Class -- IB..................     1.85%           1,427     3.235405            4,617
Putnam VT Vista Fund
 Class -- IB..................     1.90%             110     9.108846            1,004
Putnam VT Voyager Fund
 Class -- IA..................     0.40%           1,555    20.503449           31,887
Putnam VT Voyager Fund
 Class -- IA..................     0.95%          33,614     6.478395          217,762
Putnam VT Voyager Fund
 Class -- IA..................     1.10%           1,039     6.447201            6,702
Putnam VT Voyager Fund
 Class -- IA..................     1.40%              16    39.700590              630
Putnam VT Voyager Fund
 Class -- IA..................     1.40%      27,290,353     39.70059    1,083,443,121
Putnam VT Voyager Fund
 Class -- IA..................     1.55%         181,047    39.482768        7,148,217

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT Voyager Fund
 Class -- IA..................     1.60%          22,255   $39.548023  $       880,157
Putnam VT Voyager Fund
 Class -- IA..................     1.75%          13,158    39.331045          517,534
Putnam VT Voyager Fund
 Class -- IA..................     1.90%              29    39.306271            1,126
Putnam VT Voyager Fund
 Class -- IB..................     0.95%               4    39.415154              164
Putnam VT Voyager Fund
 Class -- IB..................     1.40%           4,703    39.340719          185,030
Putnam VT Voyager Fund
 Class -- IB..................     1.40%         412,792     4.314514        1,780,997
Putnam VT Voyager Fund
 Class -- IB..................     1.45%              11    39.332457              447
Putnam VT Voyager Fund
 Class -- IB..................     1.50%         245,092     7.605733        1,864,107
Putnam VT Voyager Fund
 Class -- IB..................     1.55%              63    39.315938            2,467
Putnam VT Voyager Fund
 Class -- IB..................     1.55%          25,353     4.296423          108,926
Putnam VT Voyager Fund
 Class -- IB..................     1.65%         125,042     4.029166          503,815
Putnam VT Voyager Fund
 Class -- IB..................     1.70%          55,823     5.008280          279,578
Putnam VT Voyager Fund
 Class -- IB..................     1.75%          10,094    39.282916          396,534
Putnam VT Voyager Fund
 Class -- IB..................     1.80%          22,724     4.012128           91,173
Putnam VT Voyager Fund
 Class -- IB..................     1.85%             917     4.991687            4,578
Putnam VT Voyager Fund
 Class -- IB..................     1.85%           1,149     4.013686            4,613
Putnam VT Voyager Fund
 Class -- IB..................     1.90%             752    39.258175           29,535
Putnam VT Voyager Fund
 Class -- IB..................     2.00%          20,837     3.996702           83,280
Putnam VT Voyager Fund
 Class -- IB..................     2.05%           6,482     4.972500           32,230
Putnam VT Voyager Fund
 Class -- IB..................     2.15%           3,458     3.994188           13,811
Putnam VT Voyager II Fund
 Class -- IA..................     0.95%           5,404     3.784986           20,453
Putnam VT Voyager II Fund
 Class -- IA..................     1.40%             274     3.748164            1,027
Putnam VT Voyager II Fund
 Class -- IA..................     1.40%       1,164,907     3.748164        4,366,261
Putnam VT Voyager II Fund
 Class -- IA..................     1.55%          27,000     3.735982          100,870
Putnam VT Voyager II Fund
 Class -- IA..................     1.60%           9,839     3.733749           36,737
Putnam VT Voyager II Fund
 Class -- IA..................     1.75%          22,096     3.721594           82,233
Putnam VT Voyager II Fund
 Class -- IB..................     1.40%          12,592     3.726865           46,930
Putnam VT Voyager II Fund
 Class -- IB..................     1.50%           8,946     3.718781           33,270
Putnam VT Voyager II Fund
 Class -- IB..................     1.55%             787     3.714744            2,925
Putnam VT Voyager II Fund
 Class -- IB..................     1.65%          17,598     3.706679           65,232
Putnam VT Voyager II Fund
 Class -- IB..................     1.70%           9,026     3.702660           33,420
Putnam VT Voyager II Fund
 Class -- IB..................     1.75%           6,312     3.700454           23,358
Putnam VT Voyager II Fund
 Class -- IB..................     2.05%           1,147     3.676417            4,218
Salomon Brothers Variable
 Capital Fund.................     1.40%         914,619     0.887778          811,979
Salomon Brothers Variable
 Capital Fund.................     1.55%         329,754     0.883764          291,424
Salomon Brothers Variable High
 Yield Bond Fund..............     1.40%         129,317     1.087528          140,636
Salomon Brothers Variable
 Investors Fund...............     1.40%         486,005     0.833097          404,890
Salomon Brothers Variable
 Investors Fund...............     1.55%           2,018     0.829316            1,673
Salomon Brothers Variable
 Total Return Fund............     1.40%          73,317     0.963002           70,605
Salomon Brothers Variable
 Total Return Fund............     1.55%           1,986     0.958648            1,904
                                                                       ---------------
    SUB-TOTAL.................                                           6,707,689,615
                                                                       ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Putnam VT American Government
 Income Fund Class -- IA......     1.40%           3,007    12.539779           37,713
Putnam VT American Government
 Income Fund Class -- IB......     1.25%           4,334    12.524769           54,284
Putnam VT Diversified Income
 Fund Class -- IA.............     1.40%          35,350    13.260715          468,764

* Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-18 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)   PARTICIPANTS      PRICE*       LIABILITY
                                --------  ---------------  ----------  ---------------
Putnam VT Global Asset
 Allocation Fund
 Class -- IA..................     1.40%          38,692   $24.435242  $       945,456
Putnam VT Global Asset
 Allocation Fund
 Class -- IB..................     1.40%          16,208     7.532986          122,094
Putnam VT Global Equity Fund
 Class -- IA..................     1.40%          83,458     14.98837        1,250,892
Putnam VT Growth and Income
 Fund Class -- IA.............     1.40%         158,132    36.058721        5,702,033
Putnam VT Growth and Income
 Fund Class -- IB.............     1.25%             102     8.177298              832
Putnam VT Growth Opportunities
 Fund Class -- IA.............     1.40%              87     3.599648              314
Putnam VT Health Sciences Fund
 Class -- IA..................     1.40%           5,198     8.803585           45,762
Putnam VT High Yield Fund
 Class -- IA..................     1.40%          30,739    22.491663          691,375
Putnam VT Income Fund
 Class -- IA..................     1.40%          46,880    24.766709        1,161,055
Putnam VT Income Fund
 Class -- IB..................     1.25%             341    12.067791            4,119
Putnam VT International Growth
 and Income Fund
 Class -- IA..................     1.40%           9,238     10.56662           97,611
Putnam VT International Growth
 Fund Class -- IA.............     1.40%           8,857    12.064207          106,851
Putnam VT International New
 Opportunities Fund
 Class -- IA..................     1.40%           3,337     8.186533           27,316
Putnam VT Investors Fund
 Class -- IA..................     0.95%           1,211     5.663126            6,858
Putnam VT Investors Fund
 Class -- IA..................     1.40%          20,285     6.598094          133,842
Putnam VT Money Market Fund
 Class -- IA..................     1.40%         292,872     1.706751          499,860
Putnam VT Money Market Fund
 Class -- IB..................     1.25%           1,181     1.067547            1,259
Putnam VT New Opportunities
 Fund Class -- IA.............     1.40%          38,041    14.325157          544,942
Putnam VT New Value Fund
 Class -- IA..................     1.40%           7,620    12.364017           94,211
Putnam VT OTC & Emerging
 Growth Fund Class -- IA......     1.40%           4,984     3.870426           19,290
Putnam VT Research Fund
 Class -- IA..................     1.40%           2,567     9.386276           24,091
Putnam VT Research Fund
 Class -- IB..................     1.25%             310     6.168265            1,914
Putnam VT Small Cap Value Fund
 Class -- IA..................     1.40%           4,468    11.885781           53,108
Putnam VT The George Putnam
 Fund of Boston
 Class -- IA..................     1.40%          18,241     9.760403          178,042
Putnam VT Utilities Growth and
 Income Fund Class -- IA......     1.40%          30,580    14.960386          457,491
Putnam VT Utilities Growth and
 Income Fund Class -- IB......     1.25%             272     6.602379            1,796
Putnam VT Vista Fund
 Class -- IA..................     1.40%           3,416     9.214832           31,473
Putnam VT Voyager Fund
 Class -- IA..................     0.40%             124    20.503449            2,532
Putnam VT Voyager Fund
 Class -- IA..................     1.40%          96,294     39.70059        3,822,910
Putnam VT Voyager Fund
 Class -- IB..................     1.40%           7,443     4.314514           32,112
Putnam VT Voyager II Fund
 Class -- IA..................     1.40%             565     3.748164            2,116
                                                                       ---------------
    SUB-TOTAL.................                                         $    16,624,318
                                                                       ---------------
GRAND TOTAL...................                                         $ 6,724,313,933
                                                                       ===============

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                PUTNAM VT           PUTNAM VT        PUTNAM VT
                           AMERICAN GOVERNMENT       CAPITAL        DIVERSIFIED
                               INCOME FUND      APPRECIATION FUND   INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............      $ 1,791,891         $    16,330      $20,834,899
                               -----------         -----------      -----------
EXPENSES:
  Mortality and expense
   undertakings..........       (1,488,669)            (57,182)      (2,849,564)
                               -----------         -----------      -----------
    Net investment income
     (loss)..............          303,222             (40,852)      17,985,335
                               -----------         -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (22,814)           (138,780)      (8,432,694)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        8,453,205          (1,083,715)         665,771
                               -----------         -----------      -----------
    Net gain (loss) on
     investments.........        8,430,391          (1,222,495)      (7,766,923)
                               -----------         -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 8,733,613         $(1,263,347)     $10,218,412
                               ===========         ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                              PUTNAM VT       PUTNAM VT      PUTNAM VT        PUTNAM VT         PUTNAM VT     PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY   GROWTH AND          GROWTH           HEALTH       HIGH YIELD
                           ALLOCATION FUND    FUND (1)      INCOME FUND   OPPORTUNITIES FUND  SCIENCES FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  -------------  ------------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............   $  4,629,933    $  1,139,307   $  64,822,537     $  --            $     81,940   $ 31,743,687
                            ------------    ------------   -------------     -----------      ------------   ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (2,707,233)     (4,243,297)    (33,095,786)       (243,409)       (1,402,512)    (2,988,450)
                            ------------    ------------   -------------     -----------      ------------   ------------
    Net investment income
     (loss)..............      1,922,700      (3,103,990)     31,726,751        (243,409)       (1,320,572)    28,755,237
                            ------------    ------------   -------------     -----------      ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (7,725,330)    (77,564,509)   (101,277,886)     (4,673,351)       (9,429,081)   (20,362,560)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (26,144,894)    (14,260,711)   (538,562,179)     (2,526,343)      (18,201,457)   (13,578,720)
                            ------------    ------------   -------------     -----------      ------------   ------------
    Net gain (loss) on
     investments.........    (33,870,224)    (91,825,220)   (639,840,065)     (7,199,694)      (27,630,538)   (33,941,280)
                            ------------    ------------   -------------     -----------      ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(31,947,524)   $(94,929,210)  $(608,113,314)    $(7,443,103)     $ 28,951,110   $ (5,186,043)
                            ============    ============   =============     ===========      ============   ============


                            PUTNAM VT
                           INCOME FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............  $ 25,397,905
                           ------------
EXPENSES:
  Mortality and expense
   undertakings..........    (6,120,087)
                           ------------
    Net investment income
     (loss)..............    19,277,818
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     1,529,812
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,900,221
                           ------------
    Net gain (loss) on
     investments.........    12,430,033
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 31,707,851
                           ============

(1) Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             PUTNAM VT                            PUTNAM VT
                           INTERNATIONAL      PUTNAM VT         INTERNATIONAL
                            GROWTH AND      INTERNATIONAL     NEW OPPORTUNITIES
                            INCOME FUND    GROWTH FUND (2)          FUND
                            SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           -------------  ------------------  -----------------
INVESTMENT INCOME:
  Dividends..............  $    671,993      $  1,874,607        $   443,211
                           ------------      ------------        -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (1,120,199)       (2,177,691)          (574,693)
                           ------------      ------------        -----------
    Net investment income
     (loss)..............      (448,206)         (303,084)          (131,482)
                           ------------      ------------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (8,973,714)      (36,055,694)        (9,742,255)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,621,066)        2,550,885          2,700,528
                           ------------      ------------        -----------
    Net gain (loss) on
     investments.........   (13,594,780)      (33,504,809)        (7,041,727)
                           ------------      ------------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(14,042,986)     $(33,807,893)       $(7,173,209)
                           ============      ============        ===========

(2) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                            PUTNAM VT       PUTNAM VT        PUTNAM VT        PUTNAM VT
                             PUTNAM VT        MONEY     NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING      PUTNAM VT
                           INVESTORS FUND  MARKET FUND        FUND             FUND          GROWTH FUND     RESEARCH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------  -----------------  -------------  -----------------  -------------
INVESTMENT INCOME:
  Dividends..............   $    941,614   $ 5,927,143    $   --           $  6,645,232     $   --           $    494,867
                            ------------   -----------    -------------    ------------     ------------     ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (2,712,310)   (5,129,055)      (7,328,728)     (1,987,802)        (410,533)        (787,694)
                            ------------   -----------    -------------    ------------     ------------     ------------
    Net investment income
     (loss)..............     (1,770,696)      798,088       (7,328,728)      4,657,430         (410,533)        (292,827)
                            ------------   -----------    -------------    ------------     ------------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (49,785,617)      --          (128,502,887)     (5,810,770)     (38,597,903)      (7,186,050)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (14,525,653)      --           (98,874,256)    (30,759,412)      25,178,687      (10,386,378)
                            ------------   -----------    -------------    ------------     ------------     ------------
    Net gain (loss) on
     investments.........    (64,311,270)      --          (227,377,143)    (36,570,182)     (13,419,216)     (17,572,428)
                            ------------   -----------    -------------    ------------     ------------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(66,081,966)  $   798,088    $(234,705,871)   $(31,912,752)    $(13,829,749)    $(17,865,255)
                            ============   ===========    =============    ============     ============     ============

                            PUTNAM VT
                            SMALL CAP
                            VALUE FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............  $  1,374,073
                           ------------
EXPENSES:
  Mortality and expense
   undertakings..........    (1,460,378)
                           ------------
    Net investment income
     (loss)..............       (86,305)
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (8,229,027)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (21,799,407)
                           ------------
    Net gain (loss) on
     investments.........   (30,028,434)
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(30,114,739)
                           ============

(2) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                               PUTNAM VT         PUTNAM VT
                           THE GEORGE PUTNAM  UTILITIES GROWTH    PUTNAM VT
                            FUND OF BOSTON    AND INCOME FUND    VISTA FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  4,051,959       $  9,001,884    $    --
                             ------------       ------------    ------------
EXPENSES:
  Mortality and expense
   undertakings..........      (2,028,461)        (2,818,015)     (1,681,297)
                             ------------       ------------    ------------
    Net investment income
     (loss)..............       2,023,498          6,183,869      (1,681,297)
                             ------------       ------------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (946,005)       (13,037,390)    (56,025,671)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (18,323,028)       (64,490,660)      4,794,756
                             ------------       ------------    ------------
    Net gain (loss) on
     investments.........     (19,269,033)       (77,528,050)    (51,230,915)
                             ------------       ------------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(17,245,535)      $(71,344,181)   $(52,912,212)
                             ============       ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                               SALOMON BROTHERS  SALOMON BROTHERS   SALOMON BROTHERS
                             PUTNAM VT         PUTNAM VT           VARIABLE       VARIABLE HIGH    VARIABLE INVESTORS
                            VOYAGER FUND   VOYAGER II FUND(3)    CAPITAL FUND    YIELD BOND FUND          FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  ------------------  ----------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $  13,878,839      $  --               $   5,452           $9,895            $   5,412
                           -------------      -----------         ---------           ------            ---------
EXPENSES:
  Mortality and expense
   undertakings..........    (18,786,877)         (86,188)          (17,303)          (1,665)              (6,239)
                           -------------      -----------         ---------           ------            ---------
    Net investment income
     (loss)..............     (4,908,038)         (86,188)          (11,851)           8,230                 (827)
                           -------------      -----------         ---------           ------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (181,822,455)      (9,424,119)          (98,986)          (1,549)             (13,834)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (308,526,476)       5,992,210          (375,750)           1,150             (129,021)
                           -------------      -----------         ---------           ------            ---------
    Net gain (loss) on
     investments.........   (490,348,931)      (3,431,909)         (474,736)            (399)            (142,855)
                           -------------      -----------         ---------           ------            ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(495,256,969)     $(3,518,097)        $(486,587)          $7,831            $(143,682)
                           =============      ===========         =========           ======            =========

                           SALOMON BROTHERS
                            VARIABLE TOTAL
                             RETURN FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $ 1,092
                               -------
EXPENSES:
  Mortality and expense
   undertakings..........         (781)
                               -------
    Net investment income
     (loss)..............          311
                               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,760)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (4,603)
                               -------
    Net gain (loss) on
     investments.........       (6,363)
                               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(6,052)
                               =======

(3) Effective October 15, 2002, Putnam VT Technology Fund Sub-Account merged with Putnam VT Voyager Fund II Sub-Account.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                PUTNAM VT           PUTNAM VT        PUTNAM VT
                           AMERICAN GOVERNMENT       CAPITAL        DIVERSIFIED
                               INCOME FUND      APPRECIATION FUND   INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $    303,222         $   (40,852)     $ 17,985,335
  Capital gains income...        --                   --                --
  Net realized gain
   (loss) on security
   transactions..........          (22,814)           (138,780)       (8,432,694)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        8,453,205          (1,083,715)          665,771
                              ------------         -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        8,733,613          (1,263,347)       10,218,412
                              ------------         -----------      ------------
UNIT TRANSACTIONS:
  Purchases..............        2,639,813             276,563         2,048,360
  Net transfers..........      132,421,153           2,963,663       (11,149,267)
  Surrenders for benefit
   payments and fees.....      (23,486,531)           (779,245)      (39,837,860)
  Net annuity
   transactions..........          (11,701)           --                (190,068)
                              ------------         -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      111,562,734           2,460,981       (49,128,835)
                              ------------         -----------      ------------
  Net increase (decrease)
   in net assets.........      120,296,347           1,197,634       (38,910,423)
NET ASSETS:
  Beginning of year......       69,103,477           4,044,412       245,921,624
                              ------------         -----------      ------------
  End of year............     $189,399,824         $ 5,242,046      $207,011,201
                              ============         ===========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                              PUTNAM VT       PUTNAM VT        PUTNAM VT          PUTNAM VT         PUTNAM VT     PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY      GROWTH AND           GROWTH           HEALTH       HIGH YIELD
                           ALLOCATION FUND     FUND (1)       INCOME FUND     OPPORTUNITIES FUND  SCIENCES FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  --------------  ----------------  ------------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  1,922,700    $  (3,103,990)  $    31,726,751      $   (243,409)    $ (1,320,572)  $ 28,755,237
  Capital gains income...       --               --               --                --                 --             --
  Net realized gain
   (loss) on security
   transactions..........     (7,725,330)     (77,564,509)     (101,277,886)       (4,673,351)      (9,429,081)   (20,362,560)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (26,144,894)     (14,260,711)     (538,562,179)       (2,526,343)     (18,201,457)   (13,578,720)
                            ------------    -------------   ---------------      ------------     ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (31,947,524)     (94,929,210)     (608,113,314)       (7,443,103)     (28,951,110)    (5,186,043)
                            ------------    -------------   ---------------      ------------     ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      1,011,176        2,050,979        17,926,685           271,326        1,047,878      1,869,417
  Net transfers..........    (19,416,424)     (49,007,447)     (224,299,658)       (1,186,205)     (17,329,567)   (17,022,647)
  Surrenders for benefit
   payments and fees.....    (36,734,046)     (51,402,540)     (377,964,995)       (1,946,519)     (12,344,539)   (39,787,312)
  Net annuity
   transactions..........        126,389         (351,522)       (1,296,644)             (188)         (15,845)       (98,534)
                            ------------    -------------   ---------------      ------------     ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (55,012,905)     (98,710,530)     (585,634,612)       (2,861,586)     (28,642,073)   (55,039,076)
                            ------------    -------------   ---------------      ------------     ------------   ------------
  Net increase (decrease)
   in net assets.........    (86,960,429)    (193,639,740)   (1,193,747,926)      (10,304,689)     (57,593,183)   (60,225,119)
NET ASSETS:
  Beginning of year......    261,839,997      449,595,467     3,252,389,966        25,412,670      143,098,440    270,791,198
                            ------------    -------------   ---------------      ------------     ------------   ------------
  End of year............   $174,879,568    $ 255,955,727   $ 2,058,642,040      $ 15,107,981     $ 85,505,257   $210,566,079
                            ============    =============   ===============      ============     ============   ============


                            PUTNAM VT
                           INCOME FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $ 19,277,818
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........     1,529,812
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,900,221
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    31,707,851
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     5,711,942
  Net transfers..........    39,777,682
  Surrenders for benefit
   payments and fees.....   (78,479,246)
  Net annuity
   transactions..........      (358,254)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (33,347,876)
                           ------------
  Net increase (decrease)
   in net assets.........    (1,640,025)
NET ASSETS:
  Beginning of year......   490,546,099
                           ------------
  End of year............  $488,906,074
                           ============

(1) Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             PUTNAM VT                            PUTNAM VT
                           INTERNATIONAL      PUTNAM VT         INTERNATIONAL
                            GROWTH AND      INTERNATIONAL     NEW OPPORTUNITIES
                            INCOME FUND    GROWTH FUND (2)          FUND
                            SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           -------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $   (448,206)     $   (303,084)      $   (131,482)
  Capital gains income...       --              --                  --
  Net realized gain
   (loss) on security
   transactions..........    (8,973,714)      (36,055,694)        (9,742,255)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,621,066)        2,550,885          2,700,528
                           ------------      ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (14,042,986)      (33,807,893)        (7,173,209)
                           ------------      ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............       608,691         2,127,882            389,937
  Net transfers..........    (5,751,042)       (8,868,093)        (7,834,318)
  Surrenders for benefit
   payments and fees.....   (11,695,835)      (19,392,424)        (5,542,050)
  Net annuity
   transactions..........           750           (27,877)            (7,562)
                           ------------      ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (16,837,436)      (26,160,512)       (12,993,993)
                           ------------      ------------       ------------
  Net increase (decrease)
   in net assets.........   (30,880,422)      (59,968,405)       (20,167,202)
NET ASSETS:
  Beginning of year......   102,654,215       202,028,470         56,081,985
                           ------------      ------------       ------------
  End of year............  $ 71,773,793      $142,060,065       $ 35,914,783
                           ============      ============       ============

(2) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                             PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT
                             PUTNAM VT         MONEY      NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING      PUTNAM VT
                           INVESTORS FUND   MARKET FUND         FUND             FUND          GROWTH FUND     RESEARCH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -----------------  -------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (1,770,696)  $     798,088    $  (7,328,728)   $  4,657,430     $   (410,533)    $   (292,827)
  Capital gains income...       --              --              --                --              --                --
  Net realized gain
   (loss) on security
   transactions..........    (49,785,617)       --           (128,502,887)     (5,810,770)     (38,597,903)      (7,186,050)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (14,525,653)       --            (98,874,256)    (30,759,412)      25,178,687      (10,386,378)
                           -------------   -------------    -------------    ------------     ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (66,081,966)        798,088     (234,705,871)    (31,912,752)     (13,829,749)     (17,865,255)
                           -------------   -------------    -------------    ------------     ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............      2,214,691       5,269,980        4,601,604       2,082,498          561,208          937,727
  Net transfers..........    (35,324,806)    141,158,606      (94,193,663)     15,214,195       (4,541,675)      (2,997,223)
  Surrenders for benefit
   payments and fees.....    (26,212,049)   (217,675,849)     (70,149,556)    (20,285,373)      (3,371,065)      (8,292,911)
  Net annuity
   transactions..........        (85,373)         84,779         (168,977)         41,229          (10,833)           7,053
                           -------------   -------------    -------------    ------------     ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (59,407,537)    (71,162,484)    (159,910,592)     (2,947,451)      (7,362,365)     (10,345,354)
                           -------------   -------------    -------------    ------------     ------------     ------------
  Net increase (decrease)
   in net assets.........   (125,489,503)    (70,364,396)    (394,616,463)    (34,860,203)     (21,192,114)     (28,210,609)
NET ASSETS:
  Beginning of year......    286,858,673     445,444,847      813,621,317     169,442,489       45,377,927       77,898,232
                           -------------   -------------    -------------    ------------     ------------     ------------
  End of year............  $ 161,369,170   $ 375,080,451    $ 419,004,854    $134,582,286     $ 24,185,813     $ 49,687,623
                           =============   =============    =============    ============     ============     ============

                            PUTNAM VT
                            SMALL CAP
                            VALUE FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $    (86,305)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (8,229,027)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (21,799,407)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (30,114,739)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     2,115,117
  Net transfers..........    39,697,565
  Surrenders for benefit
   payments and fees.....   (17,081,892)
  Net annuity
   transactions..........        34,122
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    24,764,912
                           ------------
  Net increase (decrease)
   in net assets.........    (5,349,827)
NET ASSETS:
  Beginning of year......    98,221,574
                           ------------
  End of year............  $ 92,871,747
                           ============

(2) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            PUTNAM VT      PUTNAM VT
                            THE GEORGE     UTILITIES
                           PUTNAM FUND    GROWTH AND     PUTNAM VT
                            OF BOSTON     INCOME FUND    VISTA FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  2,023,498  $   6,183,869  $ (1,681,297)
  Capital gains income...       --            --             --
  Net realized gain
   (loss) on security
   transactions..........      (946,005)   (13,037,390)  (56,025,671)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (18,323,028)   (64,490,660)    4,794,756
                           ------------  -------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (17,245,535)   (71,344,181)  (52,912,212)
                           ------------  -------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     2,381,216      1,079,283     1,449,268
  Net transfers..........    28,710,892    (33,370,458)  (21,633,098)
  Surrenders for benefit
   payments and fees.....   (20,547,116)   (35,704,678)  (15,579,794)
  Net annuity
   transactions..........       (25,627)      (153,498)      (27,248)
                           ------------  -------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    10,519,365    (68,149,351)  (35,790,872)
                           ------------  -------------  ------------
  Net increase (decrease)
   in net assets.........    (6,726,170)  (139,493,532)  (88,703,084)
NET ASSETS:
  Beginning of year......   161,922,479    306,773,069   184,766,653
                           ------------  -------------  ------------
  End of year............  $155,196,309  $ 167,279,537  $ 96,063,569
                           ============  =============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                            PUTNAM VT   SALOMON BROTHERS   SALOMON BROTHERS    SALOMON BROTHERS  SALOMON BROTHERS
                             PUTNAM VT     VOYAGER II       VARIABLE      VARIABLE HIGH YIELD      VARIABLE       VARIABLE TOTAL
                            VOYAGER FUND    FUND (3)      CAPITAL FUND         BOND FUND        INVESTORS FUND     RETURN FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------  ----------------  -------------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $   (4,908,038) $   (86,188)    $  (11,851)         $  8,230           $    (827)         $   311
  Capital gains income...        --            --            --                --                   --               --
  Net realized gain
   (loss) on security
   transactions..........    (181,822,455)  (9,424,119)       (98,986)           (1,549)            (13,834)          (1,760)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (308,526,476)   5,992,210       (375,750)            1,150            (129,021)          (4,603)
                           --------------  -----------     ----------          --------           ---------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (495,256,969)  (3,518,097)      (486,587)            7,831            (143,682)          (6,052)
                           --------------  -----------     ----------          --------           ---------          -------
UNIT TRANSACTIONS:
  Purchases..............      10,167,924      347,846         19,493            11,714               2,288          --
  Net transfers..........    (181,657,633)    (824,287)       585,936            15,790             (20,809)          13,985
  Surrenders for benefit
   payments and fees.....    (200,945,654)    (855,034)      (266,300)          (43,351)            (23,671)          (1,140)
  Net annuity
   transactions..........      (1,159,115)       2,948       --                --                   --               --
                           --------------  -----------     ----------          --------           ---------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (373,594,478)  (1,328,527)       339,129           (15,847)            (42,192)          12,845
                           --------------  -----------     ----------          --------           ---------          -------
  Net increase (decrease)
   in net assets.........    (868,851,447)  (4,846,624)      (147,458)           (8,016)           (185,874)           6,793
NET ASSETS:
  Beginning of year......   1,970,337,422    9,665,674      1,250,861           148,652             592,437           65,716
                           --------------  -----------     ----------          --------           ---------          -------
  End of year............  $1,101,485,975  $ 4,819,050     $1,103,403          $140,636           $ 406,563          $72,509
                           ==============  ===========     ==========          ========           =========          =======

(3) Effective October 15, 2002, Putnam VT Technology Fund Sub-Account merged with Putnam VT Voyager Fund II Sub-Account.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                PUTNAM VT           PUTNAM VT         PUTNAM VT
                           AMERICAN GOVERNMENT       CAPITAL         DIVERSIFIED
                               INCOME FUND      APPRECIATION FUND    INCOME FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -----------------  ---------------
OPERATIONS:
  Net investment gain
   (loss) income.........      $  (482,934)        $  (20,666)      $ 16,590,680
  Capital gains income...            4,715           --                 --
  Net realized gain
   (loss) on security
   transactions..........          (75,318)            (9,615)        (4,658,019)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        1,759,353            (94,834)        (5,204,262)
                               -----------         ----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,205,816           (125,115)         6,728,399
                               -----------         ----------       ------------
UNIT TRANSACTIONS:
  Purchases..............        2,603,805            346,693          3,274,333
  Net transfers..........       65,959,185          3,867,841          1,044,053
  Surrenders for benefit
   payments and fees.....       (8,898,174)          (111,148)       (38,410,243)
  Net annuity
   transactions..........           92,065           --                  (91,091)
                               -----------         ----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       59,756,881          4,103,386        (34,182,948)
                               -----------         ----------       ------------
  Net increase (decrease)
   in net assets.........       60,962,697          3,978,271        (27,454,549)
NET ASSETS
  Beginning of year......        8,140,780             66,141        273,376,173
                               -----------         ----------       ------------
  End of year............      $69,103,477         $4,044,412       $245,921,624
                               ===========         ==========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                              PUTNAM VT       PUTNAM VT      PUTNAM VT         PUTNAM VT         PUTNAM VT     PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY    GROWTH AND          GROWTH           HEALTH       HIGH YIELD
                           ALLOCATION FUND      FUND        INCOME FUND    OPPORTUNITIES FUND  SCIENCES FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  --------------  ------------------  -------------  ------------
OPERATIONS:
  Net investment gain
   (loss) income.........   $     (84,742)  $  (7,083,299) $   17,157,459     $   (364,113)    $ (1,912,103)  $ 37,789,596
  Capital gains income...      34,621,953     152,862,324      43,656,718        --                 --             --
  Net realized gain
   (loss) on security
   transactions..........        (511,627)    (34,343,090)    (26,485,784)      (1,646,654)      (5,983,506)    (2,336,516)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (67,603,214)   (351,158,493)   (325,366,966)     (11,035,353)     (35,529,833)   (27,618,513)
                            -------------   -------------  --------------     ------------     ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (33,577,630)   (239,722,558)   (291,038,573)     (13,046,120)     (43,425,442)     7,834,567
                            -------------   -------------  --------------     ------------     ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............       2,919,649       5,415,772      36,959,367        1,576,888        3,533,879      3,939,571
  Net transfers..........     (23,149,482)    (57,637,113)    (80,136,554)       3,274,468      (10,431,688)    (2,608,733)
  Surrenders for benefit
   payments and fees.....     (47,399,784)    (79,892,788)   (468,519,476)      (2,931,777)     (16,967,019)   (42,650,889)
  Net annuity
   transactions..........          31,973        (299,062)       (613,297)            (284)          11,537        (79,708)
                            -------------   -------------  --------------     ------------     ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (67,597,644)   (132,413,191)   (512,309,960)       1,919,295      (23,853,291)   (41,399,759)
                            -------------   -------------  --------------     ------------     ------------   ------------
  Net increase (decrease)
   in net assets.........    (101,175,274)   (372,135,749)   (803,348,533)     (11,126,825)     (67,278,733)   (33,565,192)
NET ASSETS
  Beginning of year......     363,015,271     821,731,216   4,055,738,499       36,539,495      210,377,173    304,356,390
                            -------------   -------------  --------------     ------------     ------------   ------------
  End of year............   $ 261,839,997   $ 449,595,467  $3,252,389,966     $ 25,412,670     $143,098,440   $270,791,198
                            =============   =============  ==============     ============     ============   ============


                            PUTNAM VT
                           INCOME FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $ 26,166,605
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (13,016)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,179,646
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    28,333,235
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     8,897,251
  Net transfers..........    68,036,050
  Surrenders for benefit
   payments and fees.....   (84,701,375)
  Net annuity
   transactions..........        11,531
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (7,756,543)
                           ------------
  Net increase (decrease)
   in net assets.........    20,576,692
NET ASSETS
  Beginning of year......   469,969,407
                           ------------
  End of year............  $490,546,099
                           ============

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             PUTNAM VT                       PUTNAM VT
                           INTERNATIONAL    PUTNAM VT      INTERNATIONAL
                            GROWTH AND    INTERNATIONAL  NEW OPPORTUNITIES
                            INCOME FUND    GROWTH FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  -----------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $    (65,728)  $ (1,833,153)    $   (909,462)
  Capital gains income...     7,985,837     24,649,577         --
  Net realized gain
   (loss) on security
   transactions..........    (3,361,103)    (3,042,249)     (22,447,640)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (36,977,676)   (73,900,303)      (4,683,663)
                           ------------   ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (32,418,670)   (54,126,128)     (28,040,765)
                           ------------   ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............     1,208,478      5,566,973          823,733
  Net transfers..........    (8,062,976)   (11,645,210)     (12,955,842)
  Surrenders for benefit
   payments and fees.....   (11,793,459)   (18,217,443)      (6,731,081)
  Net annuity
   transactions..........       (59,307)        47,142          (90,241)
                           ------------   ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (18,707,264)   (24,248,538)     (18,953,431)
                           ------------   ------------     ------------
  Net increase (decrease)
   in net assets.........   (51,125,934)   (78,374,666)     (46,994,196)
NET ASSETS
  Beginning of year......   153,780,149    257,671,835      103,076,181
                           ------------   ------------     ------------
  End of year............  $102,654,215   $179,297,169     $ 56,081,985
                           ============   ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                             PUTNAM VT        PUTNAM VT        PUTNAM VT        PUTNAM VT
                             PUTNAM VT         MONEY      NEW OPPORTUNITIES    NEW VALUE     OTC & EMERGING      PUTNAM VT
                           INVESTORS FUND   MARKET FUND         FUND             FUND          GROWTH FUND     RESEARCH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -----------------  -------------  -----------------  -------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $  (3,934,333)  $  10,411,852   $  (12,689,812)   $   (505,316)    $   (730,105)    $   (703,349)
  Capital gains income...       --              --            198,850,390       3,608,425         --              4,191,734
  Net realized gain
   (loss) on security
   transactions..........    (23,756,700)       --            (61,814,078)       (782,613)     (21,901,545)        (684,873)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (82,433,987)       --           (552,330,939)       (713,316)     (21,697,320)     (22,283,409)
                           -------------   -------------   --------------    ------------     ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (110,125,020)     10,411,852     (427,984,439)      1,607,180      (44,328,970)     (19,479,897)
                           -------------   -------------   --------------    ------------     ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............      7,495,806      26,406,369       12,426,108       3,966,324        1,851,174        3,065,358
  Net transfers..........    (13,265,173)    307,227,364      (94,409,384)     63,886,696       (2,588,908)      10,498,455
  Surrenders for benefit
   payments and fees.....    (33,223,039)   (212,758,804)     (99,947,583)    (15,606,191)      (6,083,751)      (9,034,527)
  Net annuity
   transactions..........        125,524          92,228           11,096           6,586           (1,598)          (3,065)
                           -------------   -------------   --------------    ------------     ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (38,866,882)    120,967,157     (181,919,763)     52,253,415       (6,823,083)       4,526,221
                           -------------   -------------   --------------    ------------     ------------     ------------
  Net increase (decrease)
   in net assets.........   (148,991,902)    131,379,009     (609,904,202)     53,860,595      (51,152,053)     (14,953,676)
NET ASSETS
  Beginning of year......    435,850,575     314,065,838    1,423,525,519     115,581,894       96,529,980       92,851,908
                           -------------   -------------   --------------    ------------     ------------     ------------
  End of year............  $ 286,858,673   $ 445,444,847   $  813,621,317    $169,442,489     $ 45,377,927     $ 77,898,232
                           =============   =============   ==============    ============     ============     ============

                            PUTNAM VT
                            SMALL CAP
                            VALUE FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $   (773,792)
  Capital gains income...       219,225
  Net realized gain
   (loss) on security
   transactions..........    (1,141,715)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     9,222,275
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,525,993
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     3,149,738
  Net transfers..........    70,589,083
  Surrenders for benefit
   payments and fees.....    (7,520,105)
  Net annuity
   transactions..........        20,507
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    66,239,223
                           ------------
  Net increase (decrease)
   in net assets.........    73,765,216
NET ASSETS
  Beginning of year......    24,456,358
                           ------------
  End of year............  $ 98,221,574
                           ============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            PUTNAM VT      PUTNAM VT
                            THE GEORGE     UTILITIES
                           PUTNAM FUND    GROWTH AND      PUTNAM VT
                            OF BOSTON     INCOME FUND    VISTA FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  -------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $  2,120,857  $   8,046,252  $  (2,760,158)
  Capital gains income...       --          21,835,147     27,462,169
  Net realized gain
   (loss) on security
   transactions..........       (30,555)     2,040,077     (7,808,275)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,797,372)  (136,949,210)  (126,874,950)
                           ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (707,070)  (105,027,734)  (109,981,214)
                           ------------  -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     4,591,563      4,715,354      5,912,995
  Net transfers..........    34,961,701    (17,722,861)   (13,782,201)
  Surrenders for benefit
   payments and fees.....   (15,675,121)   (60,317,271)   (19,682,880)
  Net annuity
   transactions..........        35,659        (46,760)       (15,824)
                           ------------  -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    23,913,802    (73,371,538)   (27,567,910)
                           ------------  -------------  -------------
  Net increase (decrease)
   in net assets.........    23,206,732   (178,399,272)  (137,549,124)
NET ASSETS
  Beginning of year......   138,715,747    485,172,341    322,315,777
                           ------------  -------------  -------------
  End of year............  $161,922,479  $ 306,773,069  $ 184,766,653
                           ============  =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                             PUTNAM VT   SALOMON BROTHERS   SALOMON BROTHERS    SALOMON BROTHERS  SALOMON BROTHERS
                              PUTNAM VT     VOYAGER II       VARIABLE      VARIABLE HIGH YIELD      VARIABLE       VARIABLE TOTAL
                            VOYAGER FUND       FUND        CAPITAL FUND         BOND FUND        INVESTORS FUND     RETURN FUND
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -----------  ----------------  -------------------  ----------------  ----------------
OPERATIONS:
  Net investment gain
   (loss) income.........  $   (26,794,730) $  (18,354)     $   (5,342)         $  9,907            $ (1,729)         $   548
  Capital gains income...      577,622,336      --              13,476          --                     5,127          --
  Net realized gain
   (loss) on security
   transactions..........      (73,525,031)   (173,518)            628                46               1,459              (58)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,174,476,396)   (370,044)        (10,524)           (5,039)            (30,978)          (1,641)
                           ---------------  ----------      ----------          --------            --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (697,173,821)   (561,916)         (1,762)            4,914             (26,121)          (1,151)
                           ---------------  ----------      ----------          --------            --------          -------
UNIT TRANSACTIONS:
  Purchases..............       22,920,468     340,664         109,320             1,747              38,515            2,454
  Net transfers..........     (192,425,467)  2,705,685         243,072            20,879             138,562           23,510
  Surrenders for benefit
   payments and fees.....     (296,162,475)    (73,278)         (8,364)           (3,317)             (2,337)          (9,679)
  Net annuity
   transactions..........         (971,592)     --            --                --                   --               --
                           ---------------  ----------      ----------          --------            --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (466,639,066)  2,973,071         344,028            19,309             174,740           16,285
                           ---------------  ----------      ----------          --------            --------          -------
  Net increase (decrease)
   in net assets.........   (1,163,812,887)  2,411,155         342,266            24,223             148,619           15,134
NET ASSETS
  Beginning of year......    3,134,150,309     394,645         908,595           124,429             443,818           50,582
                           ---------------  ----------      ----------          --------            --------          -------
  End of year............  $ 1,970,337,422  $2,805,800      $1,250,861          $148,652            $592,437          $65,716
                           ===============  ==========      ==========          ========            ========          =======

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account Ten ("the Account") is a separate investment account within Hartford Life Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in the various mutual funds ("the Funds") as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) SECURITY CLASS--Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

    Class IA shares are offered at net asset value and are not subject to a distribution fee. 40% of Class IA shares are for Company employees only.

    Class IB shares are offered at net asset value and pay an ongoing distribution fee.

   e) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   f) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

   b) DEDUCTION OF OTHER FEES--Annual maintenance fees are deducted through termination of units of interest from applicable contractowners' accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) COST OF INSURANCE--In accordance with terms of the policies, the Company accesses deductions for the costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   d) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum annual rate of 4% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of charges in net assets.

_____________________________________ SA-40 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

FUND                                                          PURCHASES AT COST       PROCEEDS FROM SALES
----                                                          -----------------       -------------------
Putnam VT American Government Income Fund...................     $128,637,488            $   16,771,553
Putnam VT Capital Appreciation Fund.........................        4,524,616                 2,104,457
Putnam VT Diversified Income Fund...........................       23,727,376                54,870,972
Putnam VT Global Asset Allocation Fund......................        5,141,367                58,231,567
Putnam VT Global Equity Fund................................        5,050,514               106,864,894
Putnam VT Growth and Income Fund............................       71,186,907               625,096,120
Putnam VT Growth Opportunities Fund.........................        3,027,597                 6,132,626
Putnam VT Health Sciences Fund..............................        1,789,746                31,751,918
Putnam VT High Yield Fund...................................       54,071,708                80,355,674
Putnam VT Income Fund.......................................       53,099,591                67,169,575
Putnam VT International Growth and Income Fund..............        4,269,628                21,555,237
Putnam VT International Growth Fund.........................       43,507,101                69,972,566
Putnam VT International New Opportunities Fund..............        4,611,237                17,736,747
Putnam VT Investors Fund....................................        2,913,318                64,094,167
Putnam VT Money Market Fund.................................      170,892,345               241,266,806
Putnam VT New Opportunities Fund............................        2,108,357               169,346,309
Putnam VT New Value Fund....................................       34,174,057                32,464,137
Putnam VT OTC & Emerging Growth Fund........................        4,367,973                12,148,932
Putnam VT Research Fund.....................................        5,987,212                16,625,611
Putnam VT Small Cap Value Fund..............................       62,782,094                38,103,563
Putnam VT The George Putnam Fund of Boston..................       27,343,717                14,800,705
Putnam VT Utilities Growth and Income Fund..................        9,716,522                71,681,331
Putnam VT Vista Fund........................................        1,912,783                39,385,142
Putnam VT Voyager Fund......................................       19,490,464               397,997,256
Putnam VT Voyager II Fund...................................        8,262,357                 9,676,975
Salomon Brothers Variable Capital Fund......................          691,468                   364,192
Salomon Brothers Variable High Yield Bond Fund..............           40,959                    48,577
Salomon Brothers Variable Investors Fund....................           33,876                    76,897
Salomon Brothers Variable Total Return Fund.................           46,553                    33,397
                                                                 ------------            --------------
                                                                 $753,408,931            $2,266,727,903
                                                                 ============            ==============

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
Putnam VT American Government
 Income Fund.......................   14,545,582    5,368,684          9,176,898
Putnam VT Capital Appreciation
 Fund..............................      841,798      497,495            344,303
Putnam VT Diversified Income
 Fund..............................    2,060,550    5,879,227         (3,818,677)
Putnam VT Global Asset Allocation
 Fund..............................      365,382    2,511,321         (2,145,939)
Putnam VT Global Equity Fund.......    1,085,530    7,064,714         (5,979,184)
Putnam VT Growth and Income Fund...    3,527,994   18,784,356        (15,256,362)
Putnam VT Growth Opportunities
 Fund..............................    1,407,645    2,126,164           (718,519)
Putnam VT Health Sciences Fund.....    1,205,464    4,281,649         (3,076,185)
Putnam VT High Yield Fund..........    2,161,960    4,606,552         (2,444,592)
Putnam VT Income Fund..............    5,035,317    6,357,017         (1,321,700)
Putnam VT International Growth and
 Income Fund.......................    1,252,993    2,724,535         (1,471,542)
Putnam VT International Growth
 Fund..............................    6,143,111    9,613,804         (3,470,693)
Putnam VT International New
 Opportunities Fund................      911,243    2,389,129         (1,477,886)
Putnam VT Investors Fund...........    2,372,566   10,646,946         (8,274,380)
Putnam VT Money Market Fund........  288,457,878  329,855,033        (41,397,155)
Putnam VT New Opportunities Fund...    1,809,871   11,627,552         (9,817,681)
Putnam VT New Value Fund...........    4,907,576    5,441,832           (534,256)
Putnam VT OTC & Emerging Growth
 Fund..............................    1,910,555    3,619,221         (1,708,666)
Putnam VT Research Fund............    1,358,497    2,420,653         (1,062,156)
Putnam VT Small Cap Value Fund.....    7,137,593    5,997,322          1,140,271
Putnam VT The George Putnam Fund of
 Boston............................    5,981,598    5,034,748            946,850
Putnam VT Utilities Growth and
 Income Fund.......................      603,026    4,824,060         (4,221,034)
Putnam VT Vista Fund...............    1,388,307    4,767,672         (3,379,365)
Putnam VT Voyager Fund.............    1,879,739   10,368,262         (8,488,523)
Putnam VT Voyager II Fund..........    3,036,806    4,190,546         (1,153,740)
Salomon Brothers Variable Capital
 Fund..............................      582,764      379,705            203,059
Salomon Brothers Variable High
 Yield Bond Fund...................       30,187       45,515            (15,328)
Salomon Brothers Variable Investors
 Fund..............................       31,012       82,642            (51,630)
Salomon Brothers Variable Total
 Return Fund.......................       45,546       32,919             12,627

_____________________________________ SA-42 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
  2002  Lowest contract charges         49,923  $12.705309   $      634,290    0.94%       2.48%        8.13%
        Highest contract charges         9,303   12.134049          112,879    0.89%     --             2.78%
        Remaining contract
        charges                     15,053,038      --          188,652,655    --        --           --
  2001  Lowest contract charges         30,772   11.750027          361,572    0.92%     --             5.72%
        Highest contract charges        17,309   11.399042          197,306    1.74%     --             4.65%
        Remaining contract
        charges                      5,887,286      --           68,544,599    --        --           --
PUTNAM VT CAPITAL APPRECIATION FUND
  2002  Lowest contract charges          3,138    6.272773           19,681    0.94%       0.29%      (22.87)%
        Highest contract charges         8,313    6.134778           51,000    1.70%       1.18%      (23.70)%
        Remaining contract
        charges                        832,859      --            5,171,365    --        --           --
  2001  Lowest contract charges          1,427    8.132348           11,605    0.93%     --           (14.50)%
        Highest contract charges       --         8.026872         --          2.17%     --           (15.49)%
        Remaining contract
        charges                        498,581      --            4,032,807    --        --           --
PUTNAM VT DIVERSIFIED INCOME FUND
  2002  Lowest contract charges          1,060   14.838695           15,729    0.40%       8.60%        5.77%
        Highest contract charges         1,843   10.283023           18,954    0.84%     --             5.05%
        Remaining contract
        charges                     15,653,703      --          206,976,518    --        --           --
  2001  Lowest contract charges          1,060   14.028728           14,871    0.39%       7.15%        3.41%
        Highest contract charges        15,834    9.939173          157,381    1.64%       0.26%       (1.16)%
        Remaining contract
        charges                     19,458,387      --          245,749,372    --        --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2002  Lowest contract charges          1,521   16.471844           25,057    0.40%       2.00%      (12.71)%
        Highest contract charges         1,118   24.208056           27,060    1.75%       2.23%      (13.89)%
        Remaining contract
        charges                      7,242,999      --          174,827,451    --        --           --
  2001  Lowest contract charges          1,521   18.870898           28,707    0.39%       0.93%       (8.72)%
        Highest contract charges         1,368   28.111259           38,463    1.53%       0.06%      (10.19)%
        Remaining contract
        charges                      9,388,685      --          261,772,827    --        --           --
PUTNAM VT GLOBAL EQUITY FUND
  2002  Lowest contract charges            512   12.670801            6,482    0.40%       0.31%      (22.47)%
        Highest contract charges         5,346    4.619733           24,695    2.02%     --           (23.97)%
        Remaining contract
        charges                     17,230,010      --          255,924,550    --        --           --
  2001  Lowest contract charges            512   16.343437            8,361    0.40%     --           (29.94)%
        Highest contract charges         1,030    4.512036            4,646    1.79%     --           (31.02)%
        Remaining contract
        charges                     23,213,507      --          449,582,460    --        --           --
PUTNAM VT GROWTH AND INCOME FUND
  2002  Lowest contract charges            790   19.838030           15,668    0.40%       2.30%      (19.11)%
        Highest contract charges         1,493    8.696963           12,985    0.85%     --            (3.49)%
        Remaining contract
        charges                     57,953,879      --        2,058,613,387    --        --           --
  2001  Lowest contract charges            790   24.525543           19,380    0.39%       1.65%       (6.54)%
        Highest contract charges         3,622   10.959345           39,700    1.56%     --            (9.02)%
        Remaining contract
        charges                     73,208,113      --        3,252,330,886    --        --           --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT GROWTH OPPORTUNITIES FUND
  2002  Lowest contract charges            160  $ 3.647313   $          585    0.85%     --           (30.05)%
        Highest contract charges         6,468    3.198638           20,690    1.74%     --           (30.89)%
        Remaining contract
        charges                      4,206,286      --           15,086,706    --        --           --
  2001  Lowest contract charges        --         5.269368         --          0.41%     --           (32.20)%
        Highest contract charges       --         4.636811         --          1.79%     --           (33.31)%
        Remaining contract
        charges                      4,931,434      --           25,412,670    --        --           --
PUTNAM VT HEALTH SCIENCES FUND
  2002  Lowest contract charges          1,000    9.224468            9,224    0.40%       0.07%      (20.53)%
        Highest contract charges         4,359    6.894075           30,053    2.00%     --           (21.92)%
        Remaining contract
        charges                      9,728,291      --           85,465,980    --        --           --
  2001  Lowest contract charges          1,000   11.606864           11,607    0.40%       0.05%      (19.85)%
        Highest contract charges         4,411    8.829731           38,951    1.56%     --           (13.57)%
        Remaining contract
        charges                     12,804,423      --          143,047,882    --        --           --
PUTNAM VT HIGH YIELD FUND
  2002  Lowest contract charges          1,066   13.875607           14,787    0.40%      14.74%       (0.93)%
        Highest contract charges         2,527    8.810520           22,267    1.89%     --            (2.69)%
        Remaining contract
        charges                      9,441,175      --          210,529,025    --        --           --
  2001  Lowest contract charges          1,738   14.006462           24,340    0.40%      15.47%        3.46%
        Highest contract charges         2,049   22.798560           46,722    1.55%     --            (2.87)%
        Remaining contract
        charges                     11,885,575      --          270,720,136    --        --           --
PUTNAM VT INCOME FUND
  2002  Lowest contract charges          1,028   17.307338           17,793    0.40%       5.14%        7.66%
        Highest contract charges         2,406   11.741737           28,249    0.84%     --             3.19%
        Remaining contract
        charges                     19,962,239      --          488,860,032    --        --           --
  2001  Lowest contract charges          1,028   16.075562           16,527    0.40%       6.51%        7.10%
        Highest contract charges           543   11.140654            6,045    1.67%     --             4.49%
        Remaining contract
        charges                     21,285,804      --          490,523,527    --        --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2002  Lowest contract charges          1,145   11.221238           12,849    0.40%       0.72%      (14.02)%
        Highest contract charges           291    6.832739            1,988    1.81%       0.52%      (15.31)%
        Remaining contract
        charges                      6,810,159      --           71,758,956    --        --           --
  2001  Lowest contract charges          1,145   13.050429           14,949    0.40%       1.15%      (20.99)%
        Highest contract charges           291    8.067699            2,351    1.80%       0.95%      (22.22)%
        Remaining contract
        charges                      8,281,701      --          102,636,915    --        --           --
PUTNAM VT INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges          1,532   12.810967           19,627    0.40%       0.92%      (17.85)%
        Highest contract charges         2,681    5.162955           13,844    0.83%       0.00%       (5.13)%
        Remaining contract
        charges                     12,034,452      --          142,026,594    --        --           --
  2001  Lowest contract charges          1,000   15.594047           15,594    0.39%       0.37%      (20.73)%
        Highest contract charges         6,202    6.401873           39,707    1.56%     --           (19.93)%
        Remaining contract
        charges                     12,356,158      --          179,241,868    --        --           --

_____________________________________ SA-44 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2002  Lowest contract charges          1,836  $ 8.694026   $       15,964    0.40%       0.90%      (13.81)%
        Highest contract charges           254    3.182188              809    1.71%       0.65%      (15.17)%
        Remaining contract
        charges                      4,422,496      --           35,898,010    --        --           --
  2001  Lowest contract charges          1,836   10.086616           18,522    0.40%     --           (28.81)%
        Highest contract charges           255    3.751447              955    1.72%     --           (29.95)%
        Remaining contract
        charges                      5,900,381      --           56,062,508    --        --           --
PUTNAM VT INVESTORS FUND
  2002  Lowest contract charges          9,930    5.663126           56,234    0.95%       0.38%      (24.40)%
        Highest contract charges         3,051    4.525137           13,807    0.83%     --            (3.24)%
        Remaining contract
        charges                     24,649,504      --          161,299,129    --        --           --
  2001  Lowest contract charges          1,600    9.095250           14,552    0.40%       0.09%      (24.91)%
        Highest contract charges        14,233    6.084859           86,603    1.64%     --           (25.93)%
        Remaining contract
        charges                     32,921,028      --          286,757,517    --        --           --
PUTNAM VT MONEY MARKET FUND
  2002  Lowest contract charges         10,302    1.423948           14,670    0.40%       1.45%        1.05%
        Highest contract charges        31,221    1.689469           52,746    0.81%       0.50%       (0.25)%
        Remaining contract
        charges                    221,457,258      --          375,013,035    --        --           --
  2001  Lowest contract charges         10,937    1.409124           15,412    0.39%       3.85%        3.59%
        Highest contract charges        13,903    1.053177           14,643    1.78%       3.74%        1.92%
        Remaining contract
        charges                    262,871,095      --          445,414,792    --        --           --
PUTNAM VT NEW OPPORTUNITIES FUND
  2002  Lowest contract charges            561   16.883273            9,478    0.40%     --           (30.57)%
        Highest contract charges         2,579    3.619184            9,335    1.64%     --           (31.93)%
        Remaining contract
        charges                     29,913,394      --          418,986,041    --        --           --
  2001  Lowest contract charges            562   24.317987           13,667    0.40%     --           (30.27)%
        Highest contract charges         9,648    4.117977           39,731    1.56%     --           (37.98)%
        Remaining contract
        charges                     39,724,004      --          813,567,919    --        --           --
PUTNAM VT NEW VALUE FUND
  2002  Lowest contract charges          1,000   13.128161           13,128    0.40%       4.11%      (15.78)%
        Highest contract charges         1,011    9.342558            9,448    1.63%     --           (17.32)%
        Remaining contract
        charges                     10,904,678      --          134,559,710    --        --           --
  2001  Lowest contract charges          1,000   15.587047           15,587    0.39%       1.00%        3.20%
        Highest contract charges           495   13.691101            6,777    1.67%     --             0.82%
        Remaining contract
        charges                     11,439,445      --          169,420,125    --        --           --
PUTNAM VT OTC & EMERGING GROWTH FUND
  2002  Lowest contract charges          1,000    4.056251            4,056    0.41%     --           (32.33)%
        Highest contract charges        18,489    1.235678           22,846    1.85%     --           (33.47)%
        Remaining contract
        charges                      6,381,797      --           24,158,911    --        --           --
  2001  Lowest contract charges          1,000    5.994325            5,994    0.40%     --           (45.79)%
        Highest contract charges        23,768    1.857218           44,143    1.64%     --           (51.82)%
        Remaining contract
        charges                      8,085,185      --           45,327,790    --        --           --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT RESEARCH FUND
  2002  Lowest contract charges          1,000  $ 9.793699   $        9,794    0.40%       0.75%      (22.37)%
        Highest contract charges         2,710    6.050669           16,396    1.99%     --           (23.79)%
        Remaining contract
        charges                      5,355,724      --           49,661,433    --        --           --
  2001  Lowest contract charges          1,000   12.615725           12,616    0.40%       0.40%      (18.94)%
        Highest contract charges         5,080    7.850751           39,878    1.56%     --           (23.48)%
        Remaining contract
        charges                      6,415,509      --           77,845,738    --        --           --
PUTNAM VT SMALL CAP VALUE FUND
  2002  Lowest contract charges          1,616   12.329642           19,927    0.40%       1.26%      (18.39)%
        Highest contract charges           427   10.518921            4,495    2.01%     --           (19.93)%
        Remaining contract
        charges                      7,818,407      --           92,847,325    --        --           --
  2001  Lowest contract charges          1,616   15.107826           24,417    0.39%       0.01%       17.95%
        Highest contract charges           512   13.732770            7,030    1.67%     --            11.77%
        Remaining contract
        charges                      6,678,058      --           98,190,127    --        --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2002  Lowest contract charges          1,000   10.226817           10,227    0.40%       4.27%       (8.93)%
        Highest contract charges         3,600    9.338168           33,617    2.02%     --           (10.60)%
        Remaining contract
        charges                     15,894,549      --          155,152,465    --        --           --
  2001  Lowest contract charges          2,870   11.229923           32,231    0.39%       2.74%        0.34%
        Highest contract charges         3,683   11.460960           42,209    1.77%       3.36%       (1.34)%
        Remaining contract
        charges                     14,945,744      --          161,848,039    --        --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2002  Lowest contract charges          1,024   15.179599           15,549    0.40%       3.68%      (24.14)%
        Highest contract charges         2,991    6.707693           20,062    1.83%     --           (25.48)%
        Remaining contract
        charges                     11,254,373      --          167,243,926    --        --           --
  2001  Lowest contract charges          1,024   20.009196           20,496    0.39%       3.14%      (22.46)%
        Highest contract charges           502    8.993263            4,516    1.77%       3.08%      (23.71)%
        Remaining contract
        charges                     15,477,898      --          306,748,057    --        --           --
PUTNAM VT VISTA FUND
  2002  Lowest contract charges          2,248    9.784199           21,998    0.40%     --           (30.66)%
        Highest contract charges           366    9.121345            3,337    0.76%     --            (5.69)%
        Remaining contract
        charges                     10,725,812      --           96,038,234    --        --           --
  2001  Lowest contract charges          2,251   14.109676           31,756    0.40%     --           (33.67)%
        Highest contract charges         1,469    4.749199            6,977    1.67%     --           (37.07)%
        Remaining contract
        charges                     14,104,072      --          184,727,920    --        --           --
PUTNAM VT VOYAGER FUND
  2002  Lowest contract charges          1,679   20.503449           34,419    0.40%       0.87%      (26.63)%
        Highest contract charges         3,458    3.994188           13,811    0.85%     --            (6.03)%
        Remaining contract
        charges                     28,577,086      --        1,101,437,745    --        --           --
  2001  Lowest contract charges          1,746   27.945510           48,798    0.40%       0.12%      (22.55)%
        Highest contract charges         1,180    5.565281            6,568    1.67%     --           (24.83)%
        Remaining contract
        charges                     37,067,818      --        1,970,282,056    --        --           --

_____________________________________ SA-46 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT VOYAGER II FUND
  2002  Lowest contract charges          5,404  $ 3.784986   $       20,453    0.95%     --           (29.99)%
        Highest contract charges         1,147    3.676417            4,218    2.01%     --           (31.01)%
        Remaining contract
        charges                      1,279,942      --            4,794,379    --        --           --
  2001  Lowest contract charges          3,116    5.406141           16,845    0.92%     --           (31.30)%
        Highest contract charges           531    5.358406            2,847    1.58%     --           (36.11)%
        Remaining contract
        charges                        518,181      --            2,786,108    --        --           --
SALOMON BROTHERS VARIABLE CAPITAL FUND
  2002  Lowest contract charges        914,619    0.887778          811,979    1.40%       0.39%      (26.10)%
        Highest contract charges       329,754    0.883764          291,424    1.55%       0.44%      (26.21)%
        Remaining contract
        charges                        --           --             --          --        --           --
  2001  Lowest contract charges      1,017,975    1.201314        1,222,907    1.38%       0.75%        0.48%
        Highest contract charges        23,339    1.197672           27,953    1.48%       2.13%        0.33%
        Remaining contract
        charges                        --           --             --          --        --           --
SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND
  2002  Lowest contract charges        129,317    1.087528          140,636    1.40%       7.43%        5.82%
        Highest contract charges       --           --             --          --        --           --
        Remaining contract
        charges                        --           --             --          --        --           --
  2001  Lowest contract charges        144,645    1.027701          148,652    1.38%       8.37%        3.67%
        Highest contract charges       --           --             --          --        --           --
        Remaining contract
        charges                        --           --             --          --        --           --
SALOMON BROTHERS VARIABLE INVESTORS FUND
  2002  Lowest contract charges        486,005    0.833097          404,890    1.40%       1.11%      (24.12)%
        Highest contract charges         2,018    0.829316            1,673    1.56%       0.20%      (24.23)%
        Remaining contract
        charges                        --           --             --          --        --           --
  2001  Lowest contract charges        527,575    1.097884          579,216    1.38%       0.87%       (5.49)%
        Highest contract charges        12,079    1.094547           13,221    1.44%       4.50%       (5.63)%
        Remaining contract
        charges                        --           --             --          --        --           --
SALOMON BROTHERS VARIABLE TOTAL RETURN FUND
  2002  Lowest contract charges         73,317    0.963002           70,605    1.40%       1.77%       (8.16)%
        Highest contract charges         1,986    0.958648            1,904    1.56%       1.44%       (8.30)%
        Remaining contract
        charges                        --           --             --          --        --           --
  2001  Lowest contract charges         60,683    1.048591           63,632    1.38%       1.99%       (2.18)%
        Highest contract charges         1,993    1.045416            2,084    1.50%       7.55%       (2.33)%
        Remaining contract
        charges                        --           --             --          --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-48 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                      ------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 (d) of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2003

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------

                                                        2002     2001     2000
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,079   $2,157   $2,109
   Earned premiums and other                              66       94       97
   Net investment income                               1,583    1,495    1,326
   Net realized capital losses                          (288)     (91)     (85)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,440    3,655    3,447
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,766    1,703    1,495
   Insurance expenses and other                          650      622      600
   Amortization of deferred policy acquisition
    costs and present value of future profits            531      566      604
   Dividends to policyholders                             65       68       67
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    3,012    2,959    2,766
 -----------------------------------------------------------------------------
   Income before income tax expense and cumulative
    effect of
    accounting changes                                   428      696      681
   Income tax expense                                      2       44      194
   Income before cumulative effect of accounting
    changes                                              426      652      487
   Cumulative effect of accounting changes, net of
    tax                                                   --       (6)      --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  426   $  646   $  487
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2002       2001
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $23,675 and $18,933)     $ 24,786   $ 19,142
   Equity securities, available for sale, at fair
    value (cost of $137 and $71)                           120         64
   Policy loans, at outstanding balance                  2,895      3,278
   Other investments                                       918      1,136
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     28,719     23,620
 ------------------------------------------------------------------------
   Cash                                                     79         87
   Premiums receivable and agents' balances                 15         10
   Reinsurance recoverables                              1,477      1,215
   Deferred policy acquisition costs and present
    value of future profits                              5,479      5,338
   Deferred income taxes                                  (243)       (11)
   Goodwill                                                186        186
   Other assets                                          1,073        724
   Separate account assets                             105,316    114,261
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $142,101   $145,430
 ------------------------------------------------------------------------
 LIABILITIES
   Reserve for future policy benefits                 $  6,658   $  6,050
   Other policyholder funds                             22,103     18,412
   Other liabilities                                     2,207      1,949
   Separate account liabilities                        105,316    114,261
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    136,284    140,672
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 13
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       2,041      1,806
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                           574        177
     Foreign currency translation adjustments               (1)        (2)
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME        573        175
 ------------------------------------------------------------------------
   Retained earnings                                     3,197      2,771
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      5,817      4,758
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $142,101   $145,430
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                    Accumulated Other
                                                               Comprehensive Income (Loss)
                                                          --------------------------------------
                                                             Net
                                                          Unrealized     Net Gain on
                                                          Capital Gains  Cash Flow     Foreign
                                                          (Losses) on    Hedging       Currency              Total
                                           Common Capital Securities,    Instruments, Translation Retained Stockholder's
                                           Stock  Surplus Net of Tax     Net of Tax   Adjustments Earnings  Equity
                                           ----------------------------------------------------------------------------
                                                                          (In millions)
 2002
 Balance, December 31, 2001                 $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
 Comprehensive income
   Net income                                                                                        426         426
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  349                                              349
   Net gain on cash flow hedging
    instruments                                                               48                                  48
   Cumulative translation adjustments                                                       1                      1
 Total other comprehensive income                                                                                398
   Total comprehensive income                                                                                    824
 Capital contribution from parent                    235                                                         235
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2002   $6    $2,041      $ 463         $111      $    (1)    $3,197      $5,817
                                           ----------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                 $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
 Comprehensive income
   Net income                                                                                        646         646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                  (18)          21                                   3
   Net change in unrealized capital gains
    (losses) on securities (3)                                  116                                              116
   Net gain on cash flow hedging
    instruments                                                               42                                  42
   Cumulative translation adjustments                                                      (2)                    (2)
 Total other comprehensive income                                                                                159
   Total comprehensive income                                                                                    805
 Capital contribution from parent                    761                                                         761
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2001   $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
                                           ----------------------------------------------------------------------------
 2000
 Balance, December 31, 1999                 $6    $1,045      $(255)        $ --      $    --     $1,823      $2,619
 Comprehensive income (loss)
   Net income                                                                                        487         487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  271                                              271
 Total other comprehensive income                                                                                271
   Total comprehensive income (loss)                                                                             758
 Dividends declared                                                                                 (185)       (185)
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2000   $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
                                           ----------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $509, $62 and $147 for the years ended December 31, 2002, 2001 and 2000, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $26 and $23 for the years ended December 31, 2002 and 2001, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax losses realized in net income of $(178), $(43), and $(55) for the years ended December 31, 2002, 2001 and 2000, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------

                                              2002     2001     2000
                                          --------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $    426  $   646  $   487
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  288       91       85
  Cumulative effect of adoption of
   SFAS 133                                     --        3       --
  Cumulative effect of adoption of
   EITF 99-20                                   --        3       --
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                           531      566      604
  Additions to deferred policy
   acquisition costs and present value
   of future profits                          (987)    (975)    (916)
  Depreciation and amortization                 19      (18)     (28)
  Decrease (increase) in premiums
   receivable and agents' balances              (5)       5       14
  Increase (decrease) in other
   liabilities                                 (61)     (84)     375
  Change in receivables, payables, and
   accruals                                      2      (72)      53
  Increase in accrued tax                       76      115       34
  Decrease in deferred income tax               23        7       73
  Increase in future policy benefits           608      871      496
  Decrease (increase) in reinsurance
   recoverables                               (127)      21       32
  Other, net                                  (122)     (74)      24
                                          --------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES       671    1,105    1,333
                                          --------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (12,470)  (9,766)  (5,800)
  Sales of investments                       5,769    4,564    4,230
  Maturity and principal paydowns of
   fixed maturity investments                2,266    2,227    1,521
  Acquisition of Fortis Financial Group         --     (683)      --
  Other                                         --       --        5
                                          --------------------------
  NET CASH USED FOR INVESTING ACTIVITIES    (4,435)  (3,658)     (44)
                                          --------------------------
FINANCING ACTIVITIES
  Capital contributions                        235      761       --
  Dividends paid                                --       --     (185)
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                     3,519    1,825   (1,103)
                                          --------------------------
         NET CASH PROVIDED BY (USED FOR)
                    FINANCING ACTIVITIES     3,754    2,586   (1,288)
                                          --------------------------
  Net increase (decrease) in cash              (10)      33        1
  Impact of foreign exchange                     2       (2)      --
  Cash -- beginning of year                     87       56       55
                                          --------------------------
  Cash -- end of year                     $     79  $    87  $    56
                                          --------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $     (2) $   (69) $   173

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company. In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire. During the third quarter of 2002, Hartford Life became a direct subsidiary of Hartford Holdings, Inc., a direct wholly owned subsidiary of The Hartford.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

(b) USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments and contingencies.

(c) RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

(d) ADOPTION OF NEW ACCOUNTING STANDARDS

In April 2002, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 3.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. Adoption of all other provisions of SFAS No. 142 did not have a material impact on the Company's consolidated financial condition or results of operations. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 7.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(h).)

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In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and
Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of Accounting Principles Board ("APB") Opinion No. 25" ("FIN 44"). FIN 44 clarifies the application of APB Opinion No. 25, "Accounting for Stock Issued to Employee", regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective January 1, 2000, The Hartford adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's consolidated financial condition or results of operations.

(e) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires an enterprise to assess if consolidation of an entity is appropriate based upon its variable economic interests in a variable interest entity (VIE). The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. A direct or indirect ability to make decisions that significantly affect the results of the activities of a VIE is a strong indication that an enterprise has one or both of the characteristics that would require consolidation of the VIE.

FIN 46 is effective for new VIEs established subsequent to January 31, 2003 and for existing VIEs as of July 1, 2003. The Hartford invests in a variety of investment structures that require analysis under this Interpretation, including asset-backed securities, partnerships and certain trust securities and is currently assessing the impact of adopting FIN 46. Based upon a preliminary review, the adoption of FIN 46 is not expected to have a material impact on the Company's financial condition or results of operations as there were no material VIEs identified which would require consolidation. FIN 46 further requires the disclosure of certain information related to VIEs in which the Company holds a significant variable interest. The Company does not believe that it owns any such interests that require disclosure at this time.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying that is related to an asset, liability, or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. See disclosures in Note 2(h), "Other Investment and Risk Management Activities -- Specific Strategies". Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In November 2002, the FASB issued FASB Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- an Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34".
FIN 45 sets forth requirements for disclosures made by a guarantor and valuation of the guarantee for its interim and annual financial statements about its obligations under certain guarantees that it has issued.

On April 1, 1997 Hartford Life Insurance Company entered into a guarantee with Hartford-Comprehensive Employee Benefit Service Company ("CEBSCO"), an affiliate of the Company regarding the financial obligations associated with structured settlement contracts. CEBSCO enters into assignment agreements with unaffiliated companies where structured settlement liabilities are assigned to CEBSCO. CEBSCO purchases an annuity from Hartford

Life Insurance Company to fund the liability and the Company establishes a liability on its balance sheet. The total amount of the Company's exposure under the guarantee is equal to the initial liability established for the annuity contract.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002.

(f) EXPENSING STOCK OPTIONS

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure and Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of that Statement. Under the prospective method, stock-based compensation expense is recognized for awards granted after the beginning of the fiscal year in which the change is made. The modified prospective method recognizes stock-based compensation expense related to new and unvested awards in the year of change equal to that which would have been recognized had SFAS No. 123 been adopted as of its effective date, fiscal years beginning after December 15, 1994. The retrospective restatement method recognizes stock compensation costs for the year of change and restates financial statements for all prior periods presented as though the fair value recognition provisions of SFAS No. 123 had been adopted as of its effective date.

Beginning in January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock compensation on a prospective basis.

Prior to January 2003, the Hartford applied the intrinsic value-based provisions set forth in APB Opinion No. 25. Under the intrinsic value method, compensation expense is determined on the measurement date, that is the first date on which both the number of shares the employee is entitled to receive, and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. For the years ended December 31, 2002, 2001 and 2000, compensation expense related to The Hartford's stock based compensation plans, including non-option plans, was $6, $8 and $23 after-tax, respectively. The expense related to stock-based employee compensation included in the determination of net income for 2002 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123.

(g) INVESTMENTS

The Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share related to the Company's immediate participation guaranteed contracts and the related change in amortization of deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other investments consist primarily of limited partnership investments which are accounted for by the equity method. The Company's net income from partnerships is included in net investment income. Other investments also include mortgage loans carried at amortized cost and derivatives at fair value.

The fair value of securities is based upon quoted market prices when available or broker quotations. Where market prices or broker quotations are not available, management typically estimates the fair value based upon discounted cash flows, applying current interest rates for similar financial instruments with comparable terms and credit quality. The estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security were sold immediately. Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations.

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $(1), $(1) and $(9) for the years ended December 31, 2002, 2001 and 2000, respectively. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include but are not limited to a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the fair value of its securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other than temporary impairment charge is recognized. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(h) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options to manage risk through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions.

The Company also periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

All of the Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/ or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or AOCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other investment and risk management purposes are reported in current period earnings as realized capital gains and losses. As of December 31, 2002, the Company carried $179 of derivative assets in other investments and $78 of derivative liabilities in other liabilities. As of December 31, 2001, the Company carried $113 of derivative assets in other investments and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is evaluated primarily based on regression analysis or the cumulative change in cash flow or fair value, as appropriate. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which effectiveness was lost and prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to The Finance Committee of The Hartford's Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument, is carried at fair value with changes in fair value reported in realized gains and losses.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur, or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S
HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges were immaterial, with the net impact reported as net realized capital gains and losses.

Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2002 and 2001, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $7 and $2, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2002 and 2001, the Company held derivative notional value related to strategies categorized as cash-flow hedges of $2.9 billion and $2.2 billion, respectively. For the years ended December 31, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Ineffectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2002 and 2001, the Company held $2.5 billion and $1.9 billion, respectively, in derivative notional value related to this strategy.

The Company enters into foreign currency swaps to hedge the variability in cash flow associated with certain foreign dominated fixed maturity investments. The foreign currency swap agreements are structured to match the foreign currency cash flows of the foreign dominated fixed maturity investments (i.e. par/notional value, currency, initial cost, maturity date, and payment dates). If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. Notional value of foreign currency swaps at December 31, 2002 and 2001 totaled $386 and $144, respectively.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges were immaterial, with the net impact reported as realized capital gains/ losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2002 and 2001, the Company held $159 and $215, respectively, in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2002 and 2001 the Company held $129 and $149, respectively, in derivative notional value related to this strategy.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

General

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Swap agreements, interest rate cap and floor agreements and option contracts are used to reduce economic risk. Income enhancement and replication transactions include the use of written covered call options, which offset embedded equity call options, total return swaps and synthetic replication of cash market instruments. The change in the value of all derivatives held for other investment and risk management purposes is reported in current period earnings as realized capital gains or losses. For the year ended December 31, 2002 and 2001, the Company recognized after-tax net losses of $7 and $14, respectively (reported as net realized capital gains and losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2002 and 2001, the Company held $3.4 billion and $2.7 billion, respectively in derivative notional value related to strategies categorized as Other Investment and Risk Management Activities.

Specific Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may experience a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2002 and 2001, the Company held $516 in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2002 and 2001, the Company held
$1.4 billion and $1.0 billion in derivative notional value related to this strategy.

Periodically, the Company enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. In assuming this obligation, the Company receives a periodic fee. These contracts obligate the Company to compensate the derivative counterparty in the event of bankruptcy, failure to pay or restructuring, and in return, the company will receive a debt obligation of the referenced entity. The maximum potential future exposure to the Company is the notional value of the swap contracts, which was $49 after tax as of December 31, 2002. The market value of these swaps was immaterial at December 31, 2002. The Company did not transact in credit default swaps in 2001. The term of the credit default swaps range from 3-5 years. The Company also assumes exposure to an asset pool through total return swaps. As of December 31, 2002 and 2001, the maximum potential future exposure to the Company $68 and $10 after tax, respectively. The market value of these swaps at December 31, 2002 and 2001 was a loss of $42 and $51, respectively, which was reported on the balance sheet in Other Liabilities. The term of the total return swaps range from 6 months to 10 years. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2002 and 2001, the Company held $307 and $230, respectively, in derivative notional value related to this strategy.

The Company issues an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company receives a premium for issuing the freestanding option. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value which is expected to be entirely offset by the appreciation in the value of the embedded long option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 2-5 years. At December 31, 2002 and 2001, the Company held $371 and $402, respectively, in derivative notional value related to the written option and held $371 and $402, respectively, of derivative notional value related to the embedded option.

Periodically, in order to mitigate its foreign currency risk, the Company enters into a costless collar strategy. Accordingly, the Company purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. At December 31, 2002, the maximum potential exposure to the Company was $1 after tax. At December 31, 2002 and 2001, the Company held $275 and $0, respectively, in derivative notional value related to this strategy. The term of the options is up to 4 months.

(i) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income.

(j) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. The deferred costs are recorded as an asset commonly referred to as deferred policy acquisition costs ("DAC"). At December 31, 2002 and 2001, the carrying value of the Company's DAC was $5.0 billion and $4.8 billion, respectively.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs") from projected investment, mortality and expense margins and surrender charges. A portion of the DAC amortization is allocated to realized gains and losses. The DAC balance is also adjusted by an amount that represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized amounts been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its estimated gross profits to determine if actual experience or other evidence suggests that earlier estimates should be revised. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and variable life insurance businesses. The average long-term rate of assumed separate account fund performance used in estimating gross profits for the variable annuity and variable life business was 9% at December 31, 2002 and 2001. For all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5% to 8.5% for the years ended December 31, 2002 and 2001.

Due to the increased volatility and precipitous decline experienced by the U.S. equity markets in 2002, the Company enhanced its DAC evaluation process during the course of the year. The Company developed sophisticated modeling capabilities, which allowed it to run 250 stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a reasonable range of estimates for the present value of future gross profits. This range is then compared to the present value of future gross profits currently utilized in the DAC amortization model. As of December 31, 2002, the current estimate falls within the reasonable range, and therefore, the Company does not believe there is evidence to suggest a revision to the EGPs is necessary.

Additionally, the Company has performed various sensitivity analyses with respect to separate account fund performance to provide an indication of future separate account fund performance levels, which could result in the need to revise future EGPs. The Company has estimated that a revision to the future EGPs is unlikely in 2003 in the event that the separate account fund performance meets or exceeds the Company's long-term assumption of 9% and that a revision is likely if the overall separate account fund performance is negative for the year. In the event that separate account fund performance falls between 0% and 9% during 2003, the Company will need to evaluate the actual gross profits versus the mean EGPs generated by the stochastic DAC analysis and determine whether or not to make a revision to the future EGPs. Factors that will influence this determination include the degree of volatility in separate account fund performance, when during the year performance becomes negative and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index, although no assurance can be provided that this correlation will continue in the future.

Should the Company change its assumptions utilized to develop EGPs (commonly referred to as "unlocking") the Company would record a charge (or credit) to bring its DAC balance to the level it would have been had EGPs been calculated using the new assumptions from the date of each policy. The Company evaluates all critical assumptions utilized to develop EGPs (e.g. lapse, mortality) and will make a revision to future EGPs to the extent that actual experience is significantly different than expected.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' money held in the separate accounts is invested in the equity market.

(k) RESERVE FOR FUTURE POLICY BENEFITS

Hartford Life establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are state at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

(l) OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $20.6 billion and $14.9 billion, as of December 31, 2002 and 2001, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(m) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(n) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

(o) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 8% and 17% as of December 31, 2002, 2001 and 2000, respectively, of total life insurance in force. Dividends to policyholders were $65, $68 and $67 for the years ended December 31, 2002, 2001 and 2000, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

(p) REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

(q) INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. SALE OF SUDAMERICANA
HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

5. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                               For the years ended
                                                                   December 31,
                                                              ----------------------
                                                               2002    2001    2000
                                                              ----------------------
Interest income from fixed maturities                         $1,235  $1,105  $  959
Interest income from policy loans                                251     304     305
Income from other investments                                    114      99      75
                                                              ----------------------
Gross investment income                                        1,600   1,508   1,339
Less: Investment expenses                                         17      13      13
                                                              ----------------------
                                       NET INVESTMENT INCOME  $1,583  $1,495  $1,326
                                                              ----------------------

(b) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002   2001    2000
                                                              ---------------------
Fixed maturities                                              $(285)  $(52)  $(106)
Equity securities                                                (4)   (17)      3
Real estate and other                                            --    (23)      9
Change in liability to policyholders for net realized
 capital gains                                                    1      1       9
                                                              ---------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)  $(288)  $(91)  $ (85)
                                                              ---------------------

(c) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                              For the years ended
                                                                  December 31,
                                                              --------------------
                                                               2002   2001   2000
                                                              --------------------
Gross unrealized capital gains                                 $  2    $ 1    $ 2
Gross unrealized capital losses                                 (19)    (8)    (5)
                                                              --------------------
Net unrealized capital gains (losses)                           (17)    (7)    (3)
Deferred income taxes and other items                            (6)    (1)    (1)
                                                              --------------------
Net unrealized capital gains (losses), net of tax               (11)    (6)    (2)
Balance -- beginning of year                                     (6)    (2)     5
                                                              --------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES   $ (5)   $(4)   $(7)
                                                              --------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002    2001   2000
                                                              ---------------------
Gross unrealized capital gains                                $1,389   $ 514  $ 269
Gross unrealized capital losses                                 (278)   (305)  (231)
Unrealized capital (gains) losses credited to policyholders      (58)    (24)   (10)
                                                              ---------------------
Net unrealized capital gains (losses)                          1,053     185     28
Deferred income taxes and other items                            579      65     10
                                                              ---------------------
Net unrealized capital gains (losses), net of tax                474     120     18
Balance -- beginning of year                                     120      18   (260)
                                                              ---------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES  $  354   $ 102  $ 278
                                                              ---------------------

(e) FIXED MATURITY INVESTMENTS

                                                                       As of December 31, 2002
                                                              ------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized   Fair
                                                                Cost       Gains       Losses     Value
                                                              ------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   255     $    9      $  --     $   264
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      2,063         64         (2)      2,125
States, municipalities and political subdivisions                   27          4         (1)         30
International governments                                          422         43         (1)        464
Public utilities                                                 1,160         70        (29)      1,201
All other corporate, including international                    11,094        822       (128)     11,788
All other corporate -- asset backed                              7,152        348       (100)      7,400
Short-term investments                                             940          1         --         941
Certificates of deposit                                            561         28        (17)        572
Redeemable preferred stock                                           1         --         --           1
                                                              ------------------------------------------
                                      TOTAL FIXED MATURITIES   $23,675     $1,389      $(278)    $24,786
                                                              ------------------------------------------

                                                                        As of December 31, 2001
                                                              --------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized    Fair
                                                                Cost       Gains       Losses      Value
                                                              --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      1,179        26          (3)       1,202
States, municipalities and political subdivisions                   44         4          (1)          47
International governments                                          312        18          (3)         327
Public utilities                                                   994        14         (26)         982
All other corporate, including international                     8,829       283        (146)       8,966
All other corporate -- asset backed                              5,816       142        (104)       5,854
Short-term investments                                           1,008        --          --        1,008
Certificates of deposit                                            503        12         (20)         495
Redeemable preferred stock                                           1        --          --            1
                                                              --------------------------------------------
                                      TOTAL FIXED MATURITIES   $18,933      $514       $(305)     $19,142
                                                              --------------------------------------------

The amortized cost and fair value of fixed maturity investments as of December 31, 2002 by contractual maturity year are shown below. Estimated maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                              Amortized    Fair
                                                                Cost       Value
                                                              --------------------
MATURITY
One year or less                                               $ 3,032    $ 3,051
Over one year through five years                                 9,166      9,479
Over five years through ten years                                6,325      6,708
Over ten years                                                   5,152      5,548
                                                              --------------------
                                                       TOTAL   $23,675    $24,786
                                                              --------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $5.6 billion, $4.6 billion and $3.0 billion, gross realized capital gains of $117, $82 and $29, and gross realized capital losses of $60, $44 and $109, respectively. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $11, $42 and $15, respectively. There were no realized gains on sales of equity securities for the years ended December 31, 2002 and 2001. Sales of equity security investments for the year ended
December 31, 2000 resulted in gross realized capital gains of $5. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in gross realized capital losses of $3, $17 and $2, respectively.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $6.5 billion at December 31, 2002 and $5.1 billion at December 31, 2001.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2002 and 2001 by derivative type and strategy is as follows:

                                                                                      BY DERIVATIVE TYPE
                                                             --------------------------------------------------------------------
                                                             December 31, 2001                 Maturities/     December 31, 2002
                                                              Notional Amount    Additions  Terminations (1)    Notional Amount
                                                             --------------------------------------------------------------------
        Caps                                                       $  577         $   --           $ 20              $  557
        Floors                                                        295             --             20                 275
        Swaps/Forwards                                              3,302          1,694            462               4,534
        Futures                                                        77            110            187                  --
        Options                                                       894            438            229               1,103
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

                                                                                         BY STRATEGY
                                                             --------------------------------------------------------------------
        Liability                                                  $  677         $   --           $ --              $  677
        Anticipatory                                                   77            110            187                  --
        Asset                                                       4,251          2,132            731               5,652
        Portfolio                                                     140             --             --                 140
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

    (1) During 2002, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2002 and 2001, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2002 and 2001 were as follows:

                                                                      2002             2001
                                                                 --------------------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored)                                                $           --   $             1
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored -- asset backed                                              8                --
                                                                 --------------------------------
                                                                 $            8   $             1
                                                                 --------------------------------

At December 31, 2002 and 2001, Hartford Life Insurance Company had accepted collateral consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $407 and $148, respectively. At December 31, 2002 and 2001, only cash collateral of $173 and $89, respectively, was invested and recorded on the balance sheet in fixed maturities and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2002 and 2001. As of December 31, 2002 and 2001 all collateral accepted was held in separate custodial accounts.

6. FAIR VALUE OF FINANCIAL INSTRUMENTS
SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                                    2002               2001
                                                              ------------------------------------
                                                              Carrying   Fair    Carrying   Fair
                                                               Amount    Value    Amount    Value
                                                              ------------------------------------
ASSETS
  Fixed maturities                                            $24,786   $24,786  $19,142   $19,142
  Equity securities                                               120       120       64        64
  Policy loans                                                  2,895     2,895    3,278     3,278
  Other investments                                               918       918    1,136     1,136
LIABILITIES
  Other policyholder funds (1)                                 16,266    16,566   15,648    15,514
                                                              ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.

The following tables show net income for the years ended December 31, 2002, 2001 and 2000, with the 2001 and 2000 periods adjusted for goodwill amortization recorded.

                                                              2002  2001  2000
                                                              ----------------
NET INCOME
  Income before cumulative effect of accounting changes       $426  $652  $487
  Goodwill amortization, net of tax                             --     4    --
                                                              ----------------
  Adjusted income before cumulative effect of accounting
   changes                                                     426   656   487
  Cumulative effect of accounting changes, net of tax           --    (6)   --
                                                              ----------------
                                         ADJUSTED NET INCOME  $426  $650  $487
                                                              ----------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                       2002                    2001
                                                              ----------------------------------------------
                                                                        Accumulated             Accumulated
                                                              Carrying      Net       Carrying      Net
                                                               Amount   Amortization   Amount   Amortization
                                                              ----------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                               $525        $80         $568        $37
                                                              ----------------------------------------------

Net amortization expense for the years ended December 31, 2002, 2001 and 2000 was $43, $37 and $0, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
--------------------------------------------------------------------
2003                                                              $42
2004                                                              $39
2005                                                              $36
2006                                                              $34
2007                                                              $31
--------------------------------------------------------------------

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $105.3 billion and $114.3 billion at December 31, 2002 and 2001, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $93.8 billion and $104.2 billion at December 31, 2002 and 2001, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $11.5 and $10.1 billion at December 31, 2002 and 2001, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $384 and $575 at December 31, 2002 and 2001, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $1.2 billion and $1.3 billion in 2002, 2001 and 2000, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.3% and 6.4% as of December 31, 2002 and 2001, respectively. The assets that support these liabilities were comprised of $11.1 billion and $9.8 billion in fixed maturities at December 31, 2002 and 2001, respectively, and $385 and $234 of other invested assets at December 31, 2002 and 2001, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $135 and $37 in carrying value and $3.6 billion and $3.2 billion in notional amounts as of December 31, 2002 and 2001, respectively.

9. STATUTORY RESULTS

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Statutory net income (loss)                                     $ (305)     $ (485)     $  283
                                                              ----------------------------------
Statutory capital and surplus                                   $2,354      $2,412      $1,972
                                                              ----------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2003, without prior regulatory approval, is estimated to be $235.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus in 2001.

10. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $10, $11 and $5 in 2002, 2001 and 2000, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2002, 2001 and 2000.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5, $6 and $5 in 2002, 2001 and 2000, respectively.

11. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2002, Hartford Life had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2002, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Gross premiums                                                  $2,815      $3,152      $2,885
Reinsurance assumed                                                 45          79          44
Reinsurance ceded                                                 (715)       (980)       (723)
                                                              ----------------------------------
                                       NET RETAINED PREMIUMS    $2,145      $2,251      $2,206
                                                              ----------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company is currently in arbitration with one of its reinsurers related to this reinsurance (see further discussion in Note 13(a)).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $670, $693 and $578 for the years ended December 31, 2002, 2001 and 2000, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $96, $178 and $101 in 2002, 2001 and 2000, respectively, and accident and health premium of $373, $418 and $429, respectively, to HLA.

12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 1%, 6% and 28% in 2002, 2001 and 2000, respectively.

Income tax expense (benefit) is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                2002        2001         2000
                                                              ----------------------------------
Current                                                          $ 4        $(202)       $121
Deferred                                                          (2)         246          73
                                                              ----------------------------------
                                          INCOME TAX EXPENSE     $ 2        $  44        $194
                                                              ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Tax provision at the U.S. federal statutory rate                 $150        $244        $238
Tax preferred investments                                         (63)        (60)        (24)
IRS audit settlement (See Note 13(c))                             (76)         --         (24)
Tax adjustment (See Note 13(c))                                    --        (144)         --
Foreign related investments                                        (6)         --          --
Other                                                              (3)          4           4
                                                              ----------------------------------
                                                       TOTAL     $  2        $ 44        $194
                                                              ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                     2001        2000
                                                              ------------------------
Tax basis deferred policy acquisition costs                          $ 699       $ 737
Financial statement deferred policy acquisition costs and
 reserves                                                             (724)       (494)
Employee benefits                                                        7          12
Net unrealized capital losses (gains) on securities                   (422)        (95)
Net operating loss carryforward/Minimum tax credits                    249          64
Investments and other                                                  (52)       (235)
                                                              ------------------------
                                                       TOTAL         $(243)      $ (11)
                                                              ------------------------

Hartford Life Insurance Company had a current tax receivable of $89 and $144 as of December 31, 2002 and 2001, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2002.

13. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against the Company and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16.

The Company and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-appealed the pretrial dismissal of its patent infringement claim. The Company's management, based on the advice of its legal counsel, believes that there is a substantial likelihood that the judgment will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcomes of this litigation, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life Insurance Company and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

The Company is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although the Company believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to the Company's statutory surplus and capital and potentially increase the death benefit costs incurred by the Company in the future. The arbitration hearing was held during the fourth quarter of 2002, but no decision has been rendered.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $15 and $15 in 2002, 2001 and 2000, respectively. Future minimum rental commitments are as follows:

2003                                                             $16
2004                                                              16
2005                                                              16
2006                                                              16
2007                                                              16
Thereafter                                                        32
                                                                 ---
                                                       TOTAL     $112
                                                                 ---

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10, $11 and $11 in 2002, 2001 and 2000, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). Throughout the audit of the 1996-1997 years, the Company and the IRS have been engaged in an ongoing dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60. Furthermore, for tax year 2002, this amount was $63. During 2000, the Company had recorded a $24 tax benefit as a result of a final settlement with the IRS on different aspects of the Company's share of the dividends-received deduction for the 1993-1995 tax years.

Earlier in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other items, and will adjust its estimate of the probable outcome of these issues as developments warrant. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2002, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $205. These capital commitments can be called by the partnerships during the commitment period (on average, 3-6 years) to fund working capital needs or the purchase of new investments. If the commitment period expires and has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment, but may elect to do so.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
TOTAL REVENUES
  Investment Products                                          $  2,185    $  2,114    $  2,068
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
  Other                                                            (195)         50          69
                                                              ----------------------------------
                                              TOTAL REVENUES   $  3,440    $  3,655    $  3,447
                                                              ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                          $  1,057    $    867    $    724
  Individual Life                                                   223         204         142
  COLI                                                              277         352         366
  Other                                                              26          72          94
                                                              ----------------------------------
                                 TOTAL NET INVESTMENT INCOME   $  1,583    $  1,495    $  1,326
                                                              ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND PVP
  Investment Products                                          $    385    $    413    $    477
  Individual Life                                                   146         153         127
  COLI                                                               --          --          --
  Other                                                              --          --          --
                                                              ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS                               $    531    $    566    $    604
                                                              ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                          $     87    $    111    $    150
  Individual Life                                                    59          54          38
  COLI                                                               14          17          19
  Other                                                            (158)       (138)        (13)
                                                              ----------------------------------
                                    TOTAL INCOME TAX EXPENSE   $      2    $     44    $    194
                                                              ----------------------------------
NET INCOME (LOSS)
  Investment Products                                          $    343    $    375    $    354
  Individual Life                                                   116         106          70
  COLI                                                               31          36          35
  Other                                                             (64)        129          28
                                                              ----------------------------------
                                            TOTAL NET INCOME   $    426    $    646    $    487
                                                              ----------------------------------
ASSETS
  Investment Products                                          $ 96,865    $106,497    $106,553
  Individual Life                                                 8,173       9,248       6,558
  COLI                                                           30,326      26,835      23,384
  Other                                                           6,737       2,853       2,340
                                                              ----------------------------------
                                                TOTAL ASSETS   $142,101    $145,433    $138,835
                                                              ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                       $  1,364    $  1,392    $  1,447
    Other                                                           821         722         621
                                                              ----------------------------------
                                   TOTAL INVESTMENT PRODUCTS      2,185       2,114       2,068
                                                              ----------------------------------
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
                                                              ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis
Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2002 AND 2001 (UNAUDITED)

                                                                                Three Months Ended
                                                                                            September     December
                                                                March 31,     June 30,         30,           31,
                                                               -----------------------------------------------------
                                                               2002   2001   2002   2001   2002   2001   2002   2001
                                                               -----------------------------------------------------
Revenues                                                       $913   $879   $814   $931   $826   $917   $887   $928
Benefits, claims and expenses                                   736    685    756    746    747    759    773    769
Net income                                                      132    135     57    129    146    265     91    117
                                                               -----------------------------------------------------